UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2538
                                   ---------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  9/30/08
                          ----------------

Date of reporting period: 3/31/08
                          ----------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM  1. REPORTS TO STOCKHOLDERS.

                                                                  MARCH 31, 2008
                                                                     (UNAUDITED)

Semi-Annual Report

TOUCHSTONE INVESTMENT TRUST

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund



[LOGO] TOUCHSTONE (R)
       INVESTMENTS

Table of Contents

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                     6-7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          8-9
--------------------------------------------------------------------------------
Financial Highlights                                                       10-17
--------------------------------------------------------------------------------
Notes to Financial Statements                                              18-28
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Core Bond Fund                                                        29-30
--------------------------------------------------------------------------------
     High Yield Fund                                                       31-33
--------------------------------------------------------------------------------
     Institutional Money Market Fund                                       34-37
--------------------------------------------------------------------------------
     Money Market Fund                                                     38-42
--------------------------------------------------------------------------------
     U.S. Government Money Market Fund                                        43
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            44
--------------------------------------------------------------------------------
Other Items                                                                45-51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2008
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
Credit Quality                                      (% of Investment Securities)
U.S. Treasury                                                               17.4
U.S. Agency                                                                 27.0
AAA/Aaa                                                                     25.3
AA/Aa                                                                        2.3
A/A                                                                          8.0
BBB/Baa                                                                     10.2
B/B                                                                          9.8
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

Credit Quality                                      (% of Investment Securities)
A-1/P-1F-1                                                                  98.0
FW1(NR)*                                                                     2.0
                                                                           -----
Total                                                                      100.0
                                                                           -----

Portfolio Allocation                                (% of Investment Securities)
Variable Rate Demand Notes                                                 52.9
Corporate Notes/Commercial Paper                                           36.4
Taxable Municipal Bonds                                                     4.6
Money Market Sweep                                                          3.5
Bank CD/Time Deposits                                                       2.6
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Credit Quality                                      (% of Investment Securities)
AAA                                                                        100.0

Portfolio Allocation                                (% of Investment Securities)
Repurchase Agreements                                                       33.2
FHLB                                                                        18.7
Overseas Private Investment Corp.                                           17.7
Variable Rate Demand Notes                                                  14.7
FHLMC                                                                       11.9
FNMA                                                                         3.8
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD FUND
--------------------------------------------------------------------------------

Credit Quality                                      (% of Investment Securities)
BBB/Baa                                                                      6.0
BB/Ba                                                                       38.6
B/B                                                                         52.1
CCC/Caa                                                                      2.8
Cash                                                                         0.5
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

Credit Quality                                      (% of Investment Securities)
A-1/P-1F-1                                                                  96.6
FW1(NR)*                                                                     3.4
                                                                           -----
Total                                                                      100.0
                                                                           -----

Portfolio Allocation                                (% of Investment Securities)
Variable Rate Demand Notes                                                  52.1
Corporate Notes/Commercial Paper                                            38.1
Taxable Municipal Bonds                                                      7.5
Bank CD/Time Deposit                                                         2.3
                                                                           -----
Total                                                                      100.0
                                                                           -----
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     CORE BOND        HIGH YIELD
                                                                                        FUND             FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                                          $   60,936,623   $   89,634,432
==================================================================================================================
  Non-affiliated securities, at market value                                           56,838,683       82,164,295
  Affiliated securities, at market value                                                3,036,162          329,859
------------------------------------------------------------------------------------------------------------------
  At market value - including $1,775,783 of securities loaned for the
    High Yield Fund                                                                $   59,874,845   $   82,494,154
Dividends and interest receivable                                                         573,250        1,840,497
Receivable for capital shares sold                                                        104,812           37,267
Receivable for securities sold                                                            268,329               --
Receivable for securities lending income                                                       --            1,185
Other assets                                                                                6,727           14,685
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           60,827,963       84,387,788
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                                          15,387           82,040
Payable upon return of securities loaned                                                       --        1,901,399
Payable for capital shares redeemed                                                        51,979           40,746
Payable for securities purchased                                                          328,990               --
Payable to Advisor                                                                         25,452           40,789
Payable to other affiliates                                                                 6,555           13,684
Payable to Trustees                                                                         5,432            9,049
Other accrued expenses and liabilities                                                     61,927           49,273
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         495,722        2,136,980
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $   60,332,241   $   82,250,808
==================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                                    $   63,383,746   $   90,159,209
Accumulated net investment loss                                                           (37,507)          (1,789)
Accumulated net realized losses from security transactions                             (1,952,220)        (766,334)
Net unrealized depreciation on investments                                             (1,061,778)      (7,140,278)
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $   60,332,241   $   82,250,808
==================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                                          $   56,765,863   $   69,970,655
==================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                                 5,909,436       8,185,943
==================================================================================================================
Net asset value and redemption price per share                                     $         9.61   $         8.55
==================================================================================================================
Maximum offering price per share                                                   $        10.09   $         8.98
==================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                                          $           --   $    5,300,599
==================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                                       --          621,292
==================================================================================================================
Net asset value, offering price and redemption price per share*                    $           --   $         8.53
==================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                                          $    3,566,378   $    5,991,290
==================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                                   391,585          701,844
==================================================================================================================
Net asset value, offering price and redemption price per share*                    $         9.11   $         8.54
==================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                                          $           --   $      988,264
==================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                                        --          115,477
==================================================================================================================
Net asset value, offering price and redemption price per share                     $           --   $         8.56
==================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                       INSTITUTIONAL     MONEY      U.S. GOVERNMENT
                                                                           MONEY         MARKET      MONEY MARKET
                                                                        MARKET FUND       FUND           FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Investment securities, at amortized cost                             $ 339,867,578  $ 222,144,190   $  11,318,605
  Repurchase agreements                                                           --             --       5,631,000
-------------------------------------------------------------------------------------------------------------------
Total investment securities                                            $ 339,867,578  $ 222,144,190   $  16,949,605
Cash                                                                       4,668,515             --         160,505
Interest receivable                                                        3,259,647      2,257,959          87,633
Receivable for securities sold                                                    --        794,000              --
Other assets                                                                   6,285         10,224           3,879
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             347,802,025    225,206,373      17,201,622
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdraft                                                                    --        791,966              --
Dividends payable                                                              1,217          1,549             721
Payable for securities purchased                                           1,050,931        501,090         159,847
Payable to Advisor                                                            39,962         82,409           4,968
Payable to other affiliates                                                    1,768         68,184           4,332
Payable to Trustees                                                            8,195          8,192           8,520
Other accrued expenses and liabilities                                        40,108        112,515          19,702
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          1,142,181      1,565,905         198,090
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                             $ 346,659,844  $ 223,640,468   $  17,003,532
===================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                        $ 346,723,658  $ 223,682,381   $  17,005,189
Accumulated net investment income (loss)                                        (145)            --             175
Accumulated net realized losses from security transactions                   (63,669)       (41,913)         (1,832)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 346,659,844  $ 223,640,468   $  17,003,532
-------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                              $ 346,659,844  $  68,438,404   $  17,003,532
===================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                  346,717,273     68,486,137      17,005,195
===================================================================================================================
Net asset value, offering price and redemption price per share         $        1.00  $        1.00   $        1.00
===================================================================================================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares                              $          --  $ 155,202,064   $          --
===================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                           --    155,228,004              --
===================================================================================================================
Net asset value, offering price and redemption price per share         $          --  $        1.00   $          --
===================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                             CORE BOND    HIGH YIELD
                                                                               FUND          FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $ 1,621,242  $ 3,907,107
Dividends from affiliated securities                                             36,175       11,890
Income from securities loaned                                                        --        7,743
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       1,657,417    3,926,740
----------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                        149,099      266,035
Distribution expenses, Class A                                                   71,007       94,757
Distribution expenses, Class B                                                       --       28,212
Distribution expenses, Class C                                                   14,169       33,071
Administration fees                                                              59,640       88,679
Transfer Agent fees, Class A                                                     24,526       24,622
Transfer Agent fees, Class B                                                         --        5,777
Transfer Agent fees, Class C                                                      2,711        5,598
Transfer Agent fees, Class Y                                                         --           49
Professional fees                                                                11,641       13,294
Registration fees                                                                   146           --
Registration fees, Class A                                                        4,386        5,829
Registration fees, Class B                                                           --        3,617
Registration fees, Class C                                                        2,936        4,221
Registration fees, Class Y                                                           --          953
Postage and supplies                                                             10,908       10,841
Custodian fees                                                                    8,173        9,182
Reports to shareholders                                                           6,500        9,983
Trustees' fees and expenses                                                       7,000        6,901
Compliance fees and expenses                                                        598          796
Other expenses                                                                   12,007        7,719
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  385,447      620,136
Fees waived by the Administrator                                                (59,640)     (88,679)
Other operating expenses reimbursed by the Advisor                              (47,117)     (21,902)
----------------------------------------------------------------------------------------------------
NET EXPENSES                                                                    278,690      509,555
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         1,378,727    3,417,185
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions                          601,837     (710,260)
Net change in unrealized appreciation/depreciation on investments              (963,119)  (5,024,863)
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                              (361,282)  (5,735,123)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $ 1,017,445  $(2,317,938)
====================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations  (Continued)
--------------------------------------------------------------------------------

                                                           INSTITUTIONAL        MONEY     U.S. GOVERNMENT
                                                               MONEY           MARKET      MONEY MARKET
                                                            MARKET  FUND        FUND           FUND
---------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income                                             $ 6,368,736      $ 5,011,292      $   373,085
---------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                        278,973          475,074           43,601
Distribution expenses, Class A                                       --           80,055           21,804
Distribution expenses, Class S                                       --          445,146               --
Administration fees                                             243,206          212,504           17,440
Transfer Agent fees, Class A                                      6,017           51,025           14,928
Transfer Agent fees, Class S                                         --          101,798               --
Custodian fees                                                   33,574           25,393            8,111
Professional fees                                                17,808           13,789            9,307
Postage and supplies                                              6,568           25,063            7,294
Registration fees                                                11,683              794               --
Registration fees, Class A                                        6,271            7,948            4,010
Registration fees, Class S                                           --            2,397               --
Reports to shareholders                                           3,096           24,287            3,878
Trustees' fees and expenses                                       6,838            6,331            6,831
Compliance fees and expenses                                        923              997              600
Other expenses                                                    3,680            3,301              625
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                  618,637        1,475,902          138,429
Fees waived by the Administrator                               (243,206)        (212,504)         (17,440)
Fees waived and/or expenses reimbursed by the Advisor           (96,865)        (139,511)         (38,283)
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                    278,566        1,123,887           82,706
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                         6,090,170        3,887,405          290,379

NET REALIZED GAINS (LOSSES) ON INVESTMENTS                       (7,581)         (11,134)           2,735
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $ 6,082,589      $ 3,876,271      $   293,114
=========================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             CORE BOND FUND                  HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS                      SIX MONTHS
                                                                          ENDED           YEAR            ENDED            YEAR
                                                                        MARCH 31,        ENDED          MARCH 31,          ENDED
                                                                          2008          SEPT. 30,         2008           SEPT. 30,
                                                                       (UNAUDITED)        2007         (UNAUDITED)        2007(A)
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                 $  1,378,727    $  2,563,658    $  3,417,185    $  6,861,014
Net realized gains (losses) from security transactions                     601,837          77,277        (710,260)        373,996
Net change in unrealized appreciation/depreciation on investments         (963,119)        (14,688)     (5,024,863)     (1,251,112)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    1,017,445       2,626,247      (2,317,938)      5,983,898
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                     (1,352,520)     (2,519,390)     (2,954,817)     (5,881,441)
From net investment income, Class B                                             --              --        (200,928)       (442,710)
From net investment income, Class C                                        (61,815)        (78,791)       (235,684)       (508,796)
From net investment income, Class Y                                             --              --         (25,749)        (29,358)
In excess of net investment income, Class C                                 (1,783)         (1,266)             --              --
From net realized gains, Class A                                                --              --        (366,111)       (653,419)
From net realized gains, Class B                                                --              --         (28,153)        (63,879)
From net realized gains, Class C                                                --              --         (33,692)        (72,616)
From net realized gains, Class Y                                                --              --          (2,114)             --
----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               (1,416,118)     (2,599,447)     (3,847,248)     (7,652,219)
----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                3,444,513       6,126,659       3,503,087      12,476,676
Reinvested distributions                                                 1,287,544       2,378,211       3,027,059       5,966,357
Payments for shares redeemed                                            (4,343,797)     (8,811,679)    (15,285,633)     (9,728,251)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS      388,260        (306,809)     (8,755,487)      8,714,782
----------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                                       --              --         421,203       1,550,427
Reinvested distributions                                                        --              --          95,944         215,142
Payments for shares redeemed                                                    --              --      (1,008,312)     (2,861,256)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS                      --              --        (491,165)     (1,095,687)
----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                2,296,618         897,762         537,406         756,651
Reinvested distributions                                                    45,761          55,620         147,385         324,386
Payments for shares redeemed                                              (770,441)     (1,076,455)     (1,451,180)     (2,851,380)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS    1,571,938        (123,073)       (766,389)     (1,770,343)
----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                       --              --         684,854         895,800
Reinvested distributions                                                        --              --          27,864          29,364
Payments for shares redeemed                                                    --              --        (154,793)       (438,024)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                      --              --         557,925         487,140
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  1,561,525        (403,082)    (15,620,302)      4,667,571

NET ASSETS
Beginning of period                                                     58,770,716      59,173,798      97,871,110      93,203,539
----------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $ 60,332,241    $ 58,770,716    $ 82,250,808    $ 97,871,110
==================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                       $    (37,507)   $       (116)   $     (1,789)   $     (1,796)
==================================================================================================================================

(A) Except for Class Y shares, which represents the period from commencement of operations (February 1, 2007) through September 30, 2007.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets  (Continued)
--------------------------------------------------------------------------------

                                         INSTITUTIONAL                        MONEY                       U.S. GOVERNMENT
                                             MONEY                            MARKET                        MONEY MARKET
                                          MARKET FUND                          FUND                             FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS                       SIX MONTHS                        SIX MONTHS
                                    ENDED            YEAR            ENDED             YEAR            ENDED             YEAR
                                   MARCH 31,         ENDED           MARCH 31,         ENDED           MARCH 31,         ENDED
                                    2008           SEPT. 30,          2008           SEPT. 30,          2008           SEPT. 30,
                                 (UNAUDITED)         2007          (UNAUDITED)         2007          (UNAUDITED)         2007
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income          $     6,090,170  $    13,871,665  $     3,887,405  $     8,689,078  $       290,379  $       814,998
Net realized gains (losses)
  from security transactions            (7,581)         (45,951)         (11,134)          (2,332)           2,735               --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                    6,082,589       13,825,714        3,876,271        8,686,746          293,114          814,998
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income,
  Class A                           (6,089,927)     (13,872,053)      (1,239,545)      (2,637,480)        (290,204)        (814,998)
From net investment income,
  Class S                                   --               --       (2,647,860)      (6,051,598)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS                      (6,089,927)     (13,872,053)      (3,887,405)      (8,689,078)        (290,204)        (814,998)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE
  TRANSACTIONS CLASS A
Proceeds from shares sold        1,386,583,702    2,184,173,090       38,553,831       56,898,964        3,850,207       12,197,550
Reinvested distributions             6,077,467       12,778,933        1,225,500        2,589,218          283,109          792,120
Payments for shares redeemed    (1,263,611,493)  (2,394,877,885)     (34,085,492)     (50,634,002)      (5,371,570)     (14,923,440)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM CLASS A SHARE
  TRANSACTIONS                     129,049,676     (197,925,862)       5,693,839        8,854,180       (1,238,254)      (1,933,770)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                   --               --       86,964,242      214,033,255               --               --
Reinvested distributions                    --               --        2,647,860        6,036,176               --               --
Payments for shares redeemed                --               --      (85,455,776)    (202,749,243)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM CLASS S SHARE
  TRANSACTIONS                              --               --        4,156,326       17,320,188               --               --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                       129,042,338     (197,972,201)       9,839,031       26,172,036       (1,235,344)      (1,933,770)

NET ASSETS
Beginning of period                217,617,506      415,589,707      213,801,437      187,629,401       18,238,876       20,172,646
-----------------------------------------------------------------------------------------------------------------------------------
End of period                  $   346,659,844  $   217,617,506  $   223,640,468  $   213,801,437  $    17,003,532  $    18,238,876
===================================================================================================================================

ACCUMULATED NET INVESTMENT
  INCOME (LOSS)                $          (145) $          (388) $            --  $            --  $           175  $            --
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

CORE BOND FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    9.67      $   9.66     $   9.79    $   9.98     $  10.28     $  10.23
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.23          0.43         0.41        0.34         0.35         0.34
  Net realized and unrealized gains
    (losses) on investments                      (0.06)         0.01        (0.12)      (0.14)       (0.10)        0.09
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.17          0.44         0.29        0.20         0.25         0.43
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.23)        (0.43)       (0.41)      (0.36)       (0.35)       (0.34)
  Distributions in excess of
    net investment income                           --            --        (0.01)      (0.03)       (0.02)          --
  Distributions from net realized gains             --            --           --          --        (0.18)       (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.23)        (0.43)       (0.42)      (0.39)       (0.55)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    9.61      $   9.67     $   9.66    $   9.79     $   9.98     $  10.28
===========================================================================================================================
Total return(A)                                   1.77%(B)      4.66%        3.08%       2.01%        2.56%        4.31%
===========================================================================================================================
Net assets at end of period (000's)          $  56,766      $ 56,735     $ 57,009    $ 59,034     $ 60,554     $ 41,787
===========================================================================================================================
Ratio of net expenses to average net assets       0.90%(C)      0.90%        0.90%       0.90%        0.90%        0.90%
Ratio of net investment income
  to average net assets                           4.66%(C)      4.39%        4.24%       3.44%        3.35%        3.22%
Portfolio turnover rate                            131%(C)       293%         237%        130%         139%         263%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

CORE BOND FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    9.18      $   9.19     $   9.29    $   9.46     $   9.76     $   9.74
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.18          0.34         0.31        0.25         0.28         0.24
  Net realized and unrealized gains
    (losses) on investments                      (0.05)         0.01        (0.10)      (0.14)       (0.10)        0.09
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.13          0.35         0.21        0.11         0.18         0.33
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.18)        (0.34)       (0.31)      (0.25)       (0.28)       (0.27)
  Distributions in excess of
    net investment income                        (0.02)        (0.02)        0.00(A)    (0.03)       (0.02)          --
  Distributions from net realized gains             --            --           --          --        (0.18)       (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.20)        (0.36)       (0.31)      (0.28)       (0.48)       (0.31)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    9.11      $   9.18     $   9.19    $  9.29      $   9.46     $   9.76
===========================================================================================================================
Total return(B)                                   1.37%(C)      3.87%        2.35%       1.19%        1.93%        3.47%
===========================================================================================================================
Net assets at end of period (000's)          $   3,566      $  2,036     $  2,165    $  1,743     $  2,232     $  1,871
===========================================================================================================================
Ratio of net expenses to average net assets       1.65%(D)      1.65%        1.65%       1.65%        1.65%        1.65%
Ratio of net investment income
  to average net assets                           3.92%(D)      3.65%        3.50%       2.68%        2.62%        2.49%
Portfolio turnover rate                            131%(D)       293%         237%        130%         139%         263%

(A)   Amount rounds to less than $0.005.
(B)   Total returns shown exclude the effect of applicable sales loads.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    9.17      $   9.31     $   9.60    $   9.79     $   9.64     $   8.59
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.35          0.67         0.66        0.67         0.72         0.75
  Net realized and unrealized gains
    (losses) on investments                      (0.58)        (0.06)       (0.24)      (0.12)        0.23         1.04
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (0.23)         0.61         0.42        0.55         0.95         1.79
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.35)        (0.67)       (0.66)      (0.67)       (0.72)       (0.74)
  Distributions from net realized gains          (0.04)        (0.08)       (0.05)      (0.07)       (0.08)          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.39)        (0.75)       (0.71)      (0.74)       (0.80)       (0.74)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    8.55      $   9.17     $   9.31    $   9.60     $   9.79     $   9.64
===========================================================================================================================
Total return(A)                                  (2.49%)(B)     6.69%        4.61%       5.78%       10.28%       21.60%
===========================================================================================================================
Net assets at end of period (000's)          $  69,971      $ 83,996  $    76,754    $ 73,120     $ 64,826     $ 52,822
===========================================================================================================================
Ratio of net expenses to average net assets       1.05%(C)      1.05%        1.05%       1.05%        1.05%        1.05%
Ratio of net investment income
  to average net assets                           7.83%(C)      7.17%        7.01%       6.84%        7.46%        8.17%
Portfolio turnover rate                             26%(C)        37%          39%         39%          44%          64%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS B

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    9.15      $   9.30     $   9.58    $   9.78     $   9.63     $   8.59
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.32          0.61         0.59        0.60         0.65         0.68
  Net realized and unrealized gains
    (losses) on investments                      (0.58)        (0.08)       (0.23)      (0.14)        0.23         1.04
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (0.26)         0.53         0.36        0.46         0.88         1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.32)        (0.60)       (0.59)      (0.59)       (0.65)       (0.68)
  Distributions from net realized gains          (0.04)        (0.08)       (0.05)      (0.07)       (0.08)          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.36)        (0.68)       (0.64)      (0.66)       (0.73)       (0.68)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    8.53      $   9.15     $   9.30    $   9.58     $   9.78     $   9.63
===========================================================================================================================
Total return(A)                                  (2.85%)(B)     5.78%        3.94%       4.88%        9.46%       20.67%
===========================================================================================================================
Net assets at end of period (000's)          $   5,301      $  6,184     $  7,363    $  8,006     $  8,735     $  7,384
===========================================================================================================================
Ratio of net expenses to average net assets       1.80%(C)      1.80%        1.80%       1.80%        1.80%        1.80%
Ratio of net investment income
  to average net assets                           7.08%(C)      6.41%        6.26%       6.10%        6.71%        7.31%
Portfolio turnover rate                             26%(C)        37%          39%         39%          44%          64%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    9.16      $   9.31     $   9.59    $   9.79     $   9.64     $   8.60
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.32          0.61         0.60        0.60         0.65         0.68
  Net realized and unrealized gains
    (losses) on investments                      (0.58)        (0.08)       (0.24)      (0.13)        0.23         1.04
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (0.26)         0.53         0.36        0.47         0.88         1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.32)        (0.60)       (0.59)      (0.60)       (0.65)       (0.68)
  Distributions from net realized gains          (0.04)        (0.08)       (0.05)      (0.07)       (0.08)          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.36)        (0.68)       (0.64)      (0.67)       (0.73)       (0.68)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    8.54      $   9.16     $   9.31    $   9.59     $   9.79     $   9.64
===========================================================================================================================
Total return(A)                                  (2.84%)(B)     5.81%        3.94%       4.92%        9.45%       20.70%
===========================================================================================================================
Net assets at end of period (000's)          $   5,991      $  7,218     $  9,087    $ 12,030     $ 13,894     $ 11,075
===========================================================================================================================
Ratio of net expenses to average net assets       1.80%(C)      1.80%        1.80%       1.80%        1.80%        1.80%
Ratio of net investment income
  to average net assets                           7.08%(C)      6.41%        6.25%       6.09%        6.70%        7.23%
Portfolio turnover rate                             26%(C)        37%          39%         39%          44%          64%

(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HIGH YIELD FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED            PERIOD
                                                            MARCH 31,           ENDED
                                                              2008            SEPT 30,
                                                           (UNAUDITED)         2007(A)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period                     $     9.18        $     9.43
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                          0.33              0.50
  Net realized and unrealized losses on investments             (0.54)            (0.31)
-------------------------------------------------------------------------------------------
Total from investment operations                                (0.21)             0.19
-------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.37)            (0.44)
  Distributions from net realized gains                         (0.04)               --
-------------------------------------------------------------------------------------------
Total distributions                                             (0.41)            (0.44)
-------------------------------------------------------------------------------------------
Net asset value at end of period                           $     8.56        $     9.18
===========================================================================================
Total return                                                    (2.34%)(B)         2.09%(B)
===========================================================================================
Net assets at end of period (000's)                        $      988        $      473
===========================================================================================
Ratio of net expenses to average net assets                      0.80%(C)          0.80%(C)
Ratio of net investment income to average net assets             8.21%(C)          7.49%(C)
Portfolio turnover rate                                            26%(C)            37%

(A) Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period        $  1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.022         0.052        0.046       0.023        0.008        0.011
  Net realized gains (losses) on investments    (0.000)(A)  (0.000)(A)         --          --        0.000(A)     0.000(A)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.022         0.052        0.046       0.023        0.008        0.011
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.022)       (0.052)      (0.046)     (0.023)      (0.008)      (0.011)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $  1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
===========================================================================================================================
Total return                                      4.50%(B)      5.32%        4.67%       2.36%        0.86%        1.05%
===========================================================================================================================
Net assets at end of period (000's)           $346,660      $217,618     $415,590    $356,378     $ 41,569     $ 51,336
===========================================================================================================================
Ratio of net expenses to average net assets       0.20%(B)      0.20%        0.20%       0.26%        0.40%        0.40%
Ratio of net investment income to average
  net assets                                      4.37%(B)      5.20%        4.61%       3.02%        0.80%        1.07%

(A)   Amount rounds to less than $0.0005.
(B)   Annualized.

MONEY MARKET FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period       $   1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.019         0.046        0.040       0.021        0.007        0.010
  Net realized gains (losses) on investments    (0.000)(A)    (0.000)(A)       --          --       (0.000)(A)    0.000(A)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.019         0.046        0.040       0.021        0.007        0.010
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.019)       (0.046)      (0.040)     (0.021)      (0.007)      (0.010)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
===========================================================================================================================
Total return                                      3.94%(B)      4.70%        4.05%       2.15%        0.69%        0.98%
===========================================================================================================================
Net assets at end of period (000's)          $  68,438      $ 62,748     $ 53,894    $ 49,564     $ 76,650     $122,173
===========================================================================================================================
Ratio of net expenses to average net assets       0.85%(B)      0.85%        0.85%       0.85%        0.85%        0.76%
Ratio of net investment income to average
  net assets                                      3.87%(B)      4.62%        3.99%       2.03%        0.66%        0.96%

(A)   Amount rounds to less than $0.0005.
(B)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MONEY MARKET FUND -- CLASS S

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.018         0.043        0.037       0.018        0.004        0.003
  Net realized gains (losses) on investments    (0.000)(B)    (0.000)(B)       --          --       (0.000)(B)    0.000(B)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.018         0.043        0.037       0.018        0.004        0.003
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.018)       (0.043)      (0.037)     (0.018)      (0.004)      (0.003)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
===========================================================================================================================
Total return                                      3.63%(C)      4.39%        3.74%       1.84%        0.39%        0.40%(C)
===========================================================================================================================
Net assets at end of period (000's)          $ 155,202      $151,053     $133,735    $107,658     $103,637     $108,375
===========================================================================================================================
Ratio of net expenses to average net assets       1.15%(C)      1.15%        1.15%       1.15%        1.15%        1.15%(C)
Ratio of net investment income to average
  net assets                                       3.57%(C)     4.31%        3.70%       1.82%        0.37%        0.40%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.
(B)     Amount rounds to less than $0.0005.
(C)     Annualized.

U.S. GOVERNMENT MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                               2008         ---------------------------------------------------------------
                                            (UNAUDITED)       2007         2006        2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          0.017         0.044        0.038       0.018        0.003        0.004
  Net realized gains (losses) on investments     0.000(A)         --           --          --       (0.000)(A)    0.000(A)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.017         0.044        0.038       0.018        0.003        0.004
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.017)       (0.044)      (0.038)     (0.018)      (0.003)      (0.004)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   1.000      $  1.000     $  1.000    $  1.000     $  1.000     $  1.000
===========================================================================================================================
Total return                                      3.35%(B)      4.46%        3.85%       1.81%        0.27%        0.44%
===========================================================================================================================
Net assets at end of period (000's)          $  17,004      $ 18,239     $ 20,173    $ 21,515     $ 50,139     $ 73,414
===========================================================================================================================
Ratio of net expenses to average net assets       0.95%(B)      0.95%        0.95%       0.95%        0.95%        0.95%
Ratio of net investment income to average
  net assets                                      3.34%(B)      4.38%        3.78%       1.59%        0.24%        0.45%

(A)   Amount rounds to less than $0.0005.
(B)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund ("U.S. Government Money Market Fund"), (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The High Yield Fund offers four classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets), Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets) and Class Y shares (sold without a distribution fee or sales charge, but offered only through selected dealers and subject to a higher minimum initial investment). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares.

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class A shares is limited to 0.25% of average daily net assets of Class A shares. The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

Each Class A, Class B, Class C, Class S and Class Y share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B, Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class B, Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

The High Yield Fund participated in securities lending during the period. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of March 31, 2008, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,775,783 and had received collateral valued at $1,901,399 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver similar securities when the Fund seeks to repurchase them.

SHARE VALUATION -- The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund and U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class B, Class C and Class Y shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B shares of the High Yield Fund and Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

Distributions to shareholders -- Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3. FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2007 and 2006 was as follows:

                                                      CORE BOND                  HIGH YIELD
                                                        FUND                        FUND
---------------------------------------------------------------------------------------------------
                                                 2007          2006          2007          2006
---------------------------------------------------------------------------------------------------
From ordinary income                         $  2,599,447  $  2,532,992  $ 6,862,541   $  6,396,109
From long-term capital gains                           --            --      789,678        523,738
---------------------------------------------------------------------------------------------------
                                             $  2,599,447  $  2,532,992  $ 7,652,219   $  6,919,847
===================================================================================================

                                    INSTITUTIONAL                                    U.S. GOVERNMENT
                                    MONEY MARKET              MONEY MARKET             MONEY MARKET
                                        FUND                      FUND                     FUND
----------------------------------------------------------------------------------------------------------
                                 2007         2006         2007         2006         2007         2006
----------------------------------------------------------------------------------------------------------
From ordinary income          $13,872,053  $21,557,438  $ 8,689,078  $ 6,525,421  $   814,998  $   788,451
==========================================================================================================

Reclassifications of the components of net assets, as presented below, result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

                                               UNDISTRIBUTED       ACCUMULATED
                                  PAID-IN     NET INVESTMENT      NET REALIZED
                                  CAPITAL         INCOME          GAINS (LOSSES)
-------------------------------------------------------------------------------
Core Bond Fund                $           --  $       36,023     $      (36,023)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2007:

                                                   CORE BOND       HIGH YIELD
                                                      FUND            FUND
-------------------------------------------------------------------------------
Tax cost of portfolio investments                $  58,420,973    $ 101,075,198
-------------------------------------------------------------------------------
Gross unrealized appreciation                          477,950        1,232,158
Gross unrealized depreciation                         (614,581)      (3,347,573)
-------------------------------------------------------------------------------
Net unrealized depreciation                           (136,631)      (2,115,415)
Post-October losses                                    (34,247)              --
Capital loss carryforward                           (2,496,481)              --
Undistributed ordinary income                           28,101           74,239
Undistributed long-term capital gains                       --          373,996
Other temporary differences                            (13,574)         (76,035)
-------------------------------------------------------------------------------
    Accumulated deficit                          $  (2,652,832)   $  (1,743,215)
===============================================================================

                                     INSTITUTIONAL                   U.S. GOVERNMENT
                                     MONEY MARKET      MONEY MARKET    MONEY MARKET
                                         FUND              FUND            FUND
------------------------------------------------------------------------------------
Tax cost of portfolio investments    $ 212,725,063    $ 213,063,658    $  18,150,997
------------------------------------------------------------------------------------
Post-October losses                        (45,951)          (2,332)              --
Capital loss carryforward                  (10,137)         (28,447)          (4,567)
Undistributed ordinary income                6,088            3,097            1,451
Other temporary differences                 (6,476)          (3,097)          (1,451)
------------------------------------------------------------------------------------
    Accumulated deficit              $     (56,476)   $     (30,779)   $      (4,567)
====================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2007, the Funds had the following capital loss carryforwards for federal income tax purposes.
                                                                      EXPIRES
FUND                                                AMOUNT          SEPTEMBER 30
--------------------------------------------------------------------------------
Core Bond Fund                                     $   122,447         2009
                                                        42,580         2012
                                                     1,119,479         2013
                                                       155,811         2014
                                                     1,056,164         2015
                                                   -----------
                                                   $ 2,496,481
                                                   -----------

Institutional Money Market Fund                    $     2,444         2013
                                                         7,533         2014
                                                           160         2015
                                                   -----------
                                                   $    10,137
                                                   -----------

Money Market Fund                                  $    28,447         2012
                                                   -----------

U.S. Government Money Market Fund                  $     1,949         2013
                                                         2,618         2014
                                                   -----------
                                                   $     4,567
                                                   -----------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In addition, the Core Bond Fund, the Institutional Money Market Fund and the Money Market Fund elected to defer until their respective subsequent tax year capital losses incurred after October 31, 2006. These capital loss carryforwards and "Post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of March 31, 2008, the Funds had the following federal tax cost resulting in net unrealized depreciation as follows:

                                              GROSS            GROSS              NET
                             FEDERAL        UNREALIZED       UNREALIZED        UNREALIZED
                            TAX COST       APPRECIATION     DEPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------
Core Bond Fund             $60,959,952      $   663,213      $(1,748,320)     $(1,085,107)
High Yield Fund            $87,733,033      $   335,437      $(7,475,715)     $(7,140,278)
------------------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding purchases and sales of U.S. Government securities and short-term investments) were as follows for the six months ended March 31, 2008:

                                                               CORE BOND     HIGH YIELD
                                                                  FUND          FUND
---------------------------------------------------------------------------------------
Purchases of investment securities                            $ 5,002,898   $10,983,512
Proceeds from sales and maturities of investment securities   $ 5,488,328   $21,068,091
---------------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

As of March 31, 2008, 52% of the High Yield Fund was owned by Western-Southern and subsidiaries.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

Core Bond Fund                                                   0.50% on the first $100 million
                                                                 0.45% on the next $100 million
                                                                 0.40% on the next $100 million
                                                                 0.35% of such assets in excess of $300 million
----------------------------------------------------------------------------------------------------------------
High Yield Fund                                                  0.60% on the first $100 million
                                                                 0.55% on the next $100 million
                                                                 0.50% on the next $100 million
                                                                 0.45% of such assets in excess of $300 million
----------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                  0.20%
----------------------------------------------------------------------------------------------------------------
Money Market Fund and U.S. Government Money Market Fund          0.50% on the first $50 million
                                                                 0.45% on the next $100 million
                                                                 0.40% on the next $100 million
                                                                 0.375% of such assets in excess of $250 million
----------------------------------------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund's average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Core Bond Fund, High Yield Fund, Institutional Money Market Fund, Money Market Fund, and U.S. Government Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through September 30, 2008:

--------------------------------------------------------------------------------
Core Bond Fund - Class A                                                   0.90%
Core Bond Fund - Class C                                                   1.65%
High Yield Fund - Class A                                                  1.05%
High Yield Fund - Class B                                                  1.80%
High Yield Fund - Class C                                                  1.80%
High Yield Fund - Class Y                                                  0.80%
Institutional Money Market Fund                                            0.20%
Money Market Fund - Class A                                                0.85%
Money Market Fund - Class S                                                1.15%
U.S. Government Money Market Fund                                          0.95%
--------------------------------------------------------------------------------

For the six months ended March 31, 2008, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                                                         OTHER
                                       INVESTMENT                      OPERATING
                                        ADVISORY     ADMINISTRATION    EXPENSES
                                      FEES WAIVED     FEES WAIVED     REIMBURSED
--------------------------------------------------------------------------------
Core Bond Fund                         $       --     $   59,640      $   47,117
High Yield Fund                        $       --     $   88,679      $   21,902
Institutional Money Market Fund        $   96,865     $  243,206      $       --
Money Market Fund                      $       --     $  212,504      $  139,511
U.S. Government Money Market Fund      $   16,479     $   17,440      $   21,804
--------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended March 31, 2008, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                        AMOUNT
--------------------------------------------------------------------------------
Core Bond Fund                                                        $      900
High Yield Fund                                                       $    2,124
Money Market Fund                                                     $  102,768
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,556 and $1,984 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the six months ended March 31, 2008. In addition, the Underwriter collected $889 and $8,136 of contingent deferred sales loads on the redemption of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund, Class B and Class C shares of the High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund and Class S shares of the Money Market Fund are limited to an annual fee of up to 0.25% and 0.60% of average daily net assets that are attributable to Class A shares and Class S shares, respectively. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, the Fund did not incur any expenses under the plan through March 31, 2008. The plan allows the U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares. However, the current 12b-1 fees for the U.S. Government Money Market Fund are limited to an annual fee of up to 0.25% of average daily net assets.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund each may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2008, is as follows:

                                         SHARE ACTIVITY
                    ----------------------------------------------------
                     BALANCE                                     BALANCE                   VALUE
                    09/30/07      PURCHASES      SALES          03/31/08    DIVIDENDS     03/31/08
----------------------------------------------------------------------------------------------------
Core Bond Fund        311,914    11,853,353    (9,129,105)     3,036,162   $    36,175   $ 3,036,162
High Yield Fund     1,900,505    12,310,929   (13,881,575)       329,859   $    11,890   $   329,859
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

                                                             CORE BOND FUND
-------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED         YEAR
                                                        MARCH 31,       ENDED
                                                          2008        SEPT. 30,
                                                       (UNAUDITED)       2007
-------------------------------------------------------------------------------
CLASS A
Shares sold                                               353,857       633,472
Shares reinvested                                         132,565       246,526
Shares redeemed                                          (446,932)     (912,684)
-------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding              39,490       (32,686)
Shares outstanding, beginning of period                 5,869,946     5,902,632
-------------------------------------------------------------------------------
Shares outstanding, end of period                       5,909,436     5,869,946
===============================================================================

CLASS C
Shares sold                                               248,378        97,285
Shares reinvested                                           4,966         6,067
Shares redeemed                                           (83,658)     (117,146)
-------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             169,686       (13,794)
Shares outstanding, beginning of period                   221,899       235,693
-------------------------------------------------------------------------------
Shares outstanding, end of period                         391,585       221,899
===============================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                           HIGH YIELD FUND
-------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED         YEAR
                                                        MARCH 31,       ENDED
                                                          2008        SEPT. 30,
                                                       (UNAUDITED)     2007(A)
-------------------------------------------------------------------------------
CLASS A
Shares sold                                               391,912     1,320,569
Shares reinvested                                         342,117       638,712
Shares redeemed                                        (1,710,995)   (1,038,035)
-------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            (976,966)      921,246
Shares outstanding, beginning of period                 9,162,909     8,241,663
-------------------------------------------------------------------------------
Shares outstanding, end of period                       8,185,943     9,162,909
===============================================================================

CLASS B
Shares sold                                                48,593       166,217
Shares reinvested                                          10,864        23,039
Shares redeemed                                          (113,806)     (305,337)
-------------------------------------------------------------------------------
Net decrease in shares outstanding                        (54,349)     (116,081)
Shares outstanding, beginning of period                   675,641       791,722
-------------------------------------------------------------------------------
Shares outstanding, end of period                         621,292       675,641
===============================================================================

CLASS C
Shares sold                                                61,363        80,579
Shares reinvested                                          16,659        34,725
Shares redeemed                                          (164,458)     (303,428)
-------------------------------------------------------------------------------
Net decrease in shares outstanding                        (86,436)     (188,124)
Shares outstanding, beginning of period                   788,280       976,404
-------------------------------------------------------------------------------
Shares outstanding, end of period                         701,844       788,280
===============================================================================

CLASS Y
Shares sold                                                78,084        95,026
Shares reinvested                                           3,177         3,147
Shares redeemed                                           (17,347)      (46,610)
-------------------------------------------------------------------------------
Net increase in shares outstanding                         63,914        51,563
Shares outstanding, beginning of period                    51,563            --
-------------------------------------------------------------------------------
Shares outstanding, end of period                         115,477        51,563
===============================================================================

(A) Except Class Y shares which represents the period from commencement of operations (February 1, 2007) through September 30, 2007.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
Portfolio of Investments
Core Bond Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

             PREFERRED STOCKS -- 0.9%
     12,500  Citigroup VIII                                      $      273,125
     12,000  Freddie Mac                                                292,800
-------------------------------------------------------------------------------
             TOTAL PREFERRED STOCKS                              $      565,925
-------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             CORPORATE BONDS -- 28.7%
$   180,000  May Department Stores,
                5.950%, 11/1/08                                  $      180,436
    225,000  Capital One Bank, 4.250%, 12/1/08                          221,761
    300,000  British Sky Broadcasting,
                6.875%, 2/23/09                                         307,903
    455,000  Countrywide Home Loan,
                4.125%, 9/15/09                                         409,941
    425,000  Prologis, 5.250%, 11/15/10                                 429,053
    275,000  Mohawk Industries Inc,
                5.750%, 1/15/11                                         291,432
    275,000  Deutsche Telecom, 5.375%, 3/23/11                          279,571
    325,000  CIT Group Inc, 5.600%, 4/27/11                             262,144
    350,000  XSTRATA Finance Canada
                144a, 5.500%, 11/16/11                                  359,106
    125,000  Morgan Stanley, 5.625%, 1/9/12                             125,935
    170,000  Donnelley (R.R.) & Sons,
                5.625%, 1/15/12                                         167,974
    220,000  Federated Retail Holding,
                5.350%, 3/15/12                                         209,614
  6,098,400  Dow Jones CDX HY 8-T1
                144a, 7.625%, 6/29/12                                 5,778,233
    400,000  American General Finance,
                4.875%, 7/15/12                                         385,891
    350,000  Key Bank NA, 5.500%, 9/17/12                               353,448
    335,000  Kraft Foods Inc, 6.000%, 2/11/13                           346,344
    400,000  Weatherford Intl Ltd,
                5.150%, 3/15/13                                         400,347
    305,000  Brandywine Operating
                Partnership, 5.400%, 11/1/14                            253,096
    275,000  Rogers Wireless Inc, 7.500%, 3/15/15                       288,917
    250,000  Southern Power
                Company, 4.875%, 7/15/15                                239,837
    330,000  Lehman Brothers
                Holdings, 5.500%, 4/4/16                                309,435
    225,000  National Grid PLC, 6.300%, 8/1/16                          231,129
    245,000  Avalonbay Communities,
                5.750%, 9/15/16                                         221,354
    290,000  WEA Finance/WCI Finance
                144a, 5.700%, 10/1/16                                   262,198
    320,000  Centerpoint Energy Inc,
                5.950%, 2/1/17                                          319,317
    230,000  Enel Finance International
                144a, 6.250%, 9/15/17                                   238,625
    290,000  Wal-Mart Stores Inc, 5.800%, 2/15/18                       303,928
    330,000  John Deere Capital Corp, 5.350%, 4/3/18                    328,990
    275,000  Caterpillar Financial Services
                Corp, 5.450%, 4/15/18                                   279,761
    225,000  Spectra Energy Capital,
                8.000%, 10/1/19                                         254,370
    250,000  Ras Laffan Lng II 144a,
                5.298%, 9/30/20                                         244,468
    175,000  Encana Corp, 6.500%, 8/15/34                               176,462
    210,000  Cons Edison Company
                of New York, 5.300%, 3/1/35                             182,131
    200,000  BB&T Capital Trust I,
                5.850%, 8/18/35                                         155,526
    210,000  Midamerican Energy
                Holdings, 6.125%, 4/1/36                                202,973
    275,000  AT&T Inc, 6.800%, 5/15/36                                  282,571
    260,000  Baltimore Gas & Electric,
                6.350%, 10/1/36                                         235,331
    100,000  Plains All American
                Pipeline, 6.650%, 1/15/37                                94,732
    225,000  Pacific Gas & Electric,
                5.800%, 3/1/37                                          212,867
    275,000  Verizon Communications,
                6.250%, 4/1/37                                          262,532
    200,000  Astrazeneca PLC, 6.450%, 9/15/37                           214,597
    270,000  American Water Capital
                Corp 144a, 6.593%, 10/15/37                             270,446
    270,000  McDonald's Corp,
                6.300%, 10/15/37                                        277,344
    150,000  Wachovia Capital
                Trust III, 5.800%, 3/15/42                              106,875
    225,000  USB Capital IX, 6.189%, 4/15/49                            167,063
    225,000  FPL Group Capital Inc,
                6.350%, 10/1/66                                         204,618
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS                               $   17,330,626
-------------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY
             OBLIGATIONS -- 6.8%
    975,000  FHLB, 3.750%, 1/8/10                                     1,000,178
  1,350,000  FHLMC, 5.250%, 10/10/12                                  1,371,564
  1,585,000  FNMA, 5.375%, 6/12/17                                    1,740,750
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS                                  $    4,112,492
-------------------------------------------------------------------------------

             MORTGAGE-BACKED SECURITIES -- 45.9%
    313,357  FNMA, 4.500%, 6/1/18                                      313,190
    116,626  FNMA, 4.500%, 2/1/19                                      116,564
    841,319  First Horizon Mortgage
                Pass-Thru Trust, 4.500%, 6/25/19                       833,694
     75,913  GNMA, 5.625%, 9/20/24                                      76,533
    123,885  FNMA, 7.000%, 9/1/27                                      132,390
     61,616  GNMA, 4.000%, 10/17/29                                     60,911
     19,350  FHLMC, 7.000%, 5/1/30                                      20,517
     26,530  FNMA, 8.000%, 5/1/30                                       28,754
      5,554  GNMA, 8.000%, 7/15/30                                       5,973
     92,547  FNMA, 7.500%, 1/1/31                                       99,901

--------------------------------------------------------------------------------
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES -- 45.9%
             (CONTINUED)
$    32,925  FNMA, 8.000%, 2/1/31                                $       35,684
     38,562  FNMA, 6.500%, 6/1/31                                        39,929
    254,758  FNMA, 6.500%, 7/1/31                                       263,792
    163,266  FNMA, 6.500%, 6/1/32                                       170,516
     97,387  FNMA, 6.500%, 8/1/32                                       101,522
    537,417  FHLMC, 6.500%, 9/1/32                                      561,038
     40,140  FNMA Pool #656118, 6.500%, 9/1/32                           41,845
    284,174  FNMA Pool #661320, 6.500%, 9/1/32                          296,240
    145,944  FNMA, 7.000%, 4/1/33                                       153,305
    129,960  FHLMC, 5.500%, 5/1/33                                      131,665
    408,978  FHLMC, 5.000%, 6/1/33                                      406,140
    119,472  FNMA, 6.000%, 7/1/33                                       123,008
    118,963  FHLMC, 5.000%, 8/1/33                                      118,137
    529,622  FNMA, 4.500%, 8/1/33                                       511,904
    500,903  FNMA, 5.500%, 8/1/33                                       507,291
    633,206  Impac Secured Assets
                Corp 2003-2, 5.500%, 8/25/33                            568,761
    435,249  FNMA, 5.500%, 10/1/33                                      440,799
    261,892  FNMA Pool #697255, 5.000%, 10/1/33                         259,935
    241,152  FNMA Pool #744178, 5.000%, 10/1/33                         239,349
    181,742  FNMA, 5.000%, 11/1/33                                      180,383
  1,076,847  Wells Fargo Mortgage Backed
                Securities Trust, 4.935%, 2/25/34                       983,649
  1,300,000  Deutsche Alt-A Securities Inc
                Mortgage Loan Trust,
                5.250%, 6/25/35                                       1,176,843
    469,680  Residential Asset Securitization
                Trust 2005, 5.500%, 6/25/35                             417,794
  1,500,000  CS First Boston Mortgage
                Securities Corp, 5.000%, 7/25/35                      1,437,070
    522,465  FNMA Pool #797649, 6.000%, 9/1/35                          536,158
    619,468  FNMA Pool #255959, 6.000%, 10/1/35                         628,948
  1,413,857  CS First Boston Mortgage
                Securities Corp, 5.500%, 10/25/35                     1,384,696
    657,105  Structured Asset Securities
                Corp, 5.500%, 10/25/35                                  659,158
    755,659  Washington Mutual Mortgage
                Pass-Thru Certificates,
                5.500%, 11/25/35                                        741,614
    476,913  Structured Adjustable Rate
                Mortgage Loan 2005-23,
                5.450%, 1/25/36                                         428,717
    364,765  Residential Funding Mtg Sec I,
                5.750%, 2/25/36                                         359,965
    986,146  FNMA, 5.502%, 4/1/36                                     1,000,004
    656,979  Residential Asset Securitization
                Trust 2006-A1, 6.000%, 4/25/36                          612,382
    550,000  CS First Boston Mortgage
                Securities Corp, 5.113%, 7/15/36                        549,346
  1,000,000  GE Capital Commercial
                Mortgage Corp, 5.349%, 8/11/36                        1,005,731
  1,000,000  Countrywide Asset Backed
                Certificates, 6.018%, 11/25/36                          641,043
  2,071,393  FHLMC, 6.000%, 12/1/36                                   2,126,022
    449,188  FNMA, 5.500%, 1/1/37                                       453,875
    482,701  FNMA, 5.000%, 3/1/37                                       478,171
  1,241,033  FNMA, 6.000%, 7/1/37                                     1,272,435
     95,594  FNMA, 6.500%, 8/1/37                                        99,087
  1,110,000  GE Capital Commercial
                Mortgage Corp, 3.915%, 11/10/38                       1,089,993
    875,000  Bear Stearns Commercial
                Mortgage Securities Inc
                2007-PW16, 5.713%, 6/11/40                              869,139
    875,000  Bear Stearns Commercial
                Mortgage Securities Inc
                2005-PWR9, 4.871%, 9/11/42                              851,767
  1,000,000  Morgan Stanley Mortgage
                Loan Trust, 5.963%, 1/25/47                             660,202
    350,000  CW Capital Cobalt, 5.223%, 8/15/48                         337,471
-------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES                    $   27,640,950
-------------------------------------------------------------------------------

             U.S. TREASURY OBLIGATIONS -- 11.9%
  4,290,165  U.S. Treasury Inflation Protected
                Securities, 2.000%, 4/15/12                           4,618,967
  1,390,000  U.S. Treasury Notes, 2.875%, 1/31/13                     1,416,823
    210,000  U.S. Treasury Notes, 2.750%, 2/28/13                       212,888
    865,000  U.S. Treasury Notes, 4.500%, 5/15/17                       940,012
-------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS                     $    7,188,690
-------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
             INVESTMENT FUND -- 5.0%
  3,036,162  Touchstone Institutional
                Money Market Fund*                               $    3,036,162
-------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 99.2%
             (Cost $60,936,623)                                  $   59,874,845

             OTHER ASSETS IN
             EXCESS OF LIABILITIES -- 0.8%                              457,396
-------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                $   60,332,241
===============================================================================

* Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
High Yield Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------


 PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             CORPORATE BONDS -- 97.6%
$   518,000  Universal Hospital Services
                FRN, 8.288%, 5/31/08                             $      461,020
    200,000  Avista Corp, 9.750%, 6/1/08                                202,192
    300,000  Ikon Office Solutions FRN
                144a, 9.926%, 6/20/08                                   285,000
    514,000  Clear Channel Communications,
                4.250%, 5/15/09                                         498,580
     19,000  AES Corp, 9.500%, 6/1/09                                    19,608
  1,528,000  CSC Holdings Inc, 8.125%, 7/15/09                        1,543,279
  1,175,000  Ford Motor Credit
                Company, 7.875%, 6/15/10                              1,024,526
    200,000  Briggs & Stratton Corp,
                8.875%, 3/15/11                                         209,000
    120,000  Radio One Inc, 8.875%, 7/1/11                               96,600
    606,000  General Motors Accept
                Corp, 6.875%, 9/15/11                                   463,811
    778,000  Nalco Company, 7.750%, 11/15/11                            787,725
  1,000,000  Communication & Power
                Inc, 8.000%, 2/1/12                                     980,000
    200,000  Consol Energy Inc, 7.875%, 3/1/12                          209,000
  1,000,000  M/I Homes Inc, 6.875%, 4/1/12***                           855,000
    770,000  Polyone Corp, 8.875%, 5/1/12                               777,700
  1,000,000  United Refining Company,
                10.500%, 8/15/12                                        990,000
  1,010,000  US Oncology Inc, 9.000%, 8/15/12                         1,004,950
  1,000,000  Jefferson Smurfit Corp,
                8.250%, 10/1/12                                         901,250
    251,000  Steel Dynamics Inc 144a,
                7.375%, 11/1/12                                         253,510
    750,000  Del Monte Corp, 8.625%, 12/15/12                           763,125
    434,000  Lamar Media Corp, 7.250%, 1/1/13                           412,300
    752,000  Citizens Communications,
                6.250%, 1/15/13                                         680,560
    350,000  Stewart Enterprises,
                6.250%, 2/15/13                                         327,250
     94,000  AES Corp 144a, 8.750%, 5/15/13                              97,760
    415,000  Edison Mission Energy,
                7.500%, 6/15/13                                         425,375
    300,000  Texas Industries Inc,
                7.250%, 7/15/13                                         291,750
    441,000  Windstream Corp, 8.125%, 8/1/13                            433,283
    626,000  Dex Media West, 9.875%, 8/15/13                            544,620
    773,000  Sungard Data Systems
                Inc, 9.125%, 8/15/13                                    780,730
    175,000  Ford Motor Credit
                Company, 7.000%, 10/1/13                                136,503
    633,000  Res-Care Inc, 7.750%, 10/15/13                             601,350
    500,000  Stena AB, 7.500%, 11/1/13                                  493,125
    306,000  Dex Media Inc, 8.000%, 11/15/13                            223,380
    649,000  Dex Media Inc, .000%, 11/15/13**                           467,280
  1,223,000  Sabine Pass Lng LP,
                7.250%, 11/30/13                                      1,180,195
  1,252,000  Cenveo Corp, 7.875%, 12/1/13                             1,014,120
    850,000  Overseas Shipholding
                Group, 8.750%, 12/1/13                                  877,625
    929,000  Visant Holding Corp,
                8.750%, 12/1/13                                         868,615
  1,300,000  Massey Energy Company,
                6.875%, 12/15/13                                      1,257,750
    868,000  Regency Energy Partners,
                8.375%, 12/15/13                                        885,360
    405,000  Mirant North America LLC,
                7.375%, 12/31/13                                        409,050
  1,244,000  Cincinnati Bell Inc,
                8.375%, 1/15/14                                       1,166,250
  1,000,000  K Hovnanian Enterprises,
                6.500%, 1/15/14                                         675,000
    379,000  Sungard Data Systems Inc,
                4.875%, 1/15/14                                         332,099
    823,000  Videotron Ltee, 6.875%, 1/15/14                            759,218
  1,220,000  NRG Energy Inc, 7.250%, 2/1/14                           1,204,750
    500,000  Station Casinos, 6.500%, 2/1/14                            300,000
  1,086,000  GCI Inc, 7.250%, 2/15/14                                   895,950
  1,006,000  Asbury Automotive Group,
                8.000%, 3/15/14                                         875,220
  1,257,000  HCA Inc, 5.750%, 3/15/14                                 1,037,025
    400,000  Trinity Industries Inc,
                6.500%, 3/15/14                                         388,000
  1,695,000  US Concrete Inc, 8.375%, 4/1/14                          1,330,575
    187,000  Autonation Inc, 7.000%, 4/15/14                            165,963
    322,000  Glencore Funding LLC
                144a, 6.000%, 4/15/14                                   314,637
    120,000  Virgin Media Finance PLC,
                8.750%, 4/15/14                                         107,700
    601,000  WMG Acquisition Corp,
                7.375%, 4/15/14                                         462,770
  1,350,000  CHC Helicopter Corp,
                7.375%, 5/1/14                                        1,344,937
  1,197,000  Sensata Technologies BV,
                8.000%, 5/1/14                                        1,053,360
    466,000  Iasis Healthcare, 8.750%, 6/15/14                          463,670
    128,000  Reliant Energy Inc,
                7.625%, 6/15/14                                         128,000
    323,000  Sealy Mattress Company,
                8.250%, 6/15/14                                         269,705
  1,250,000  Foundation PA Coal
                Company, 7.250%, 8/1/14                               1,237,500
  1,342,000  Panamsat Corp, 9.000%, 8/15/14                           1,352,064
    756,000  Fisher Communications
                Inc, 8.625%, 9/15/14                                    763,560
    565,000  NXP BV/NXP Funding
                LLC, 7.875%, 10/15/14                                   516,975
    838,000  Dresser-Rand Group Inc,
                7.375%, 11/1/14                                         821,240
    269,000  Mosaic Company 144a,
                7.375%, 12/1/14                                         287,830

--------------------------------------------------------------------------------
High Yield Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             CORPORATE BONDS -- 97.6% (CONTINUED)
$ 1,190,000  Aramark Services Inc,
                8.500%, 2/1/15                                   $    1,192,975
    296,000  Tube City IMS Corp,
                9.750%, 2/1/15                                          260,480
  1,016,000  Invacare Corp, 9.750%, 2/15/15                           1,021,080
    949,000  Novelis Inc, 7.250%, 2/15/15                               839,865
    750,000  Axcan Intermediate Holdings
                144a, 9.250%, 3/1/15                                    742,500
  1,070,000  Holly Energy Partners LP,
                6.250%, 3/1/15                                          971,025
    786,000  Valassis Communications,
                8.250%, 3/1/15                                          646,485
    500,000  Meritage Homes Corp,
                6.250%, 3/15/15                                         375,000
    368,000  Steel Dynamics Inc,
                6.750%, 4/1/15                                          360,640
    274,000  Pilgrim's Pride Corp,
                7.625%, 5/1/15                                          263,725
     53,000  Ventas Realty LP, 7.125%, 6/1/15                            52,603
    250,000  Georgia-Pacific Corp,
                7.700%, 6/15/15                                         235,000
  1,250,000  Beazer Homes USA,
                6.875%, 7/15/15                                         893,750
    387,000  Community Health Systems,
                8.875%, 7/15/15                                         388,451
    348,000  Lamar Media Corp,
                6.625%, 8/15/15                                         306,240
    729,000  Nell Af Sarl 144a,
                8.375%, 8/15/15                                         532,170
  1,246,000  Ikon Office Solutions,
                7.750%, 9/15/15                                       1,183,700
    682,000  First Data Corp 144a,
                9.875%, 9/24/15***                                      560,945
     86,000  Ryerson Inc 144a,
                12.000%, 11/1/15                                         81,270
    620,000  Nuveen Investments Inc 144a,
                10.500%, 11/15/15                                       531,650
  1,540,000  Gibraltar Industries Inc,
                8.000%, 12/1/15                                       1,247,400
  1,354,000  Atlas Pipeline Partners,
                8.125%, 12/15/15                                      1,377,694
    926,000  Connacher Oil & Gas 144a,
                10.250%, 12/15/15                                       932,945
    447,000  Case Corp, 7.250%, 1/15/16                                 433,590
    708,000  Helix Energy Solutions 144a,
                9.500%, 1/15/16                                         708,000
    316,000  Copano Energy LLC,
                8.125%, 3/1/16                                          327,060
    155,000  Quebecor Media 144a,
                7.750%, 3/15/16                                         141,438
    667,000  Quebecor Media Inc,
                7.750%, 3/15/16                                         608,638
  1,250,000  Basic Energy Services,
                7.125%, 4/15/16                                       1,190,625
    100,000  Transcont Gas Pipe
                Corp, 6.400%, 4/15/16                                   102,625
    709,000  Windstream Corp, 8.625%, 8/1/16                            696,593
    717,000  Ashtead Capital Inc 144a,
                9.000%, 8/15/16                                         580,770
    201,000  PNA Group Inc, 10.750%, 9/1/16                             174,870
  1,033,000  Berry Petroleum Company,
                8.250%, 11/1/16                                       1,056,243
    208,000  Peabody Energy Corp,
                7.375%, 11/1/16                                         215,280
    596,000  HCA Inc, 9.250%, 11/15/16                                  618,350
    202,000  Idearc Inc, 8.000%, 11/15/16                               130,795
    220,000  Mosaic Company 144a,
                7.625%, 12/1/16                                         236,500
    395,000  Stena AB, 7.000%, 12/1/16                                  375,250
    856,000  United Auto Group Inc,
                7.750%, 12/15/16                                        740,440
    120,000  Baldor Electric Company,
                8.625%, 2/15/17                                         118,800
     36,000  American Axle & Mfg Inc,
                7.875%, 3/1/17                                           30,510
     30,000  Asbury Automotive Group,
                7.625%, 3/15/17                                          23,700
    418,000  Aventine Renewable Energy,
                10.000%, 4/1/17                                         269,610
     30,000  General Cable Corp,
                7.125%, 4/1/17                                           28,650
  1,293,000  Advanced Medical
                Optics, 7.500%, 5/1/17                                1,111,980
    681,000  Jarden Corp, 7.500%, 5/1/17                                595,875
    310,000  Edison Mission Energy,
                7.000%, 5/15/17                                         308,450
  1,214,000  Mueller Water Products,
                7.375%, 6/1/17                                        1,047,075
    158,000  Service Corp International,
                7.000%, 6/15/17                                         152,470
  1,563,000  Intergen NV 144a, 9.000%, 6/30/17                        1,633,334
    187,000  AES Corp, 8.000%, 10/15/17                                 189,338
    619,000  American Tower Corp 144a,
                7.000%, 10/15/17                                        619,000
    153,000  R.H. Donnelley Corp 144a,
                8.875%, 10/15/17                                         95,625
  1,013,000  Dynegy Holdings Inc,
                7.750%, 6/1/19                                          947,155
    610,000  Forest Oil Corp, 7.250%, 6/15/19                           620,675
    856,105  Gazprom International 144a,
                7.201%, 2/1/20                                          873,227
    525,000  Allied Waste Industries,
                9.250%, 5/1/21                                          543,375
    750,000  Ford Motor Company,
                7.450%, 7/16/31                                         495,000

--------------------------------------------------------------------------------
High Yield Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
             CORPORATE BONDS -- 97.6% (CONTINUED)
$ 1,088,000  General Motors Accept
                Corp, 8.000%, 11/1/31                            $      779,761
    568,000  General Motors, 8.375%, 7/15/33***                         400,440
    800,000  Ava Capital Trust III, 6.500%, 4/1/34                      810,561
  1,500,000  Enterprise Products, 8.375%, 8/1/66                      1,460,039
    917,000  Teppco Partners LP, 7.000%, 6/1/67                         785,731
--------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS                               $   80,262,896
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
--------------------------------------------------------------------------------
             INVESTMENT FUNDS -- 2.7%
    329,859  Touchstone Institutional
                Money Market Fund*                               $      329,859
  1,901,399  BBH Investment Fund (a)                                  1,901,399
--------------------------------------------------------------------------------
             TOTAL INVESTMENT FUNDS                              $    2,231,258
--------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 100.3%
             (Cost $89,634,432)                                  $   82,494,154

             LIABILITIES IN EXCESS
             OF OTHER ASSETS -- (0.3%)                                 (243,346)
--------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                $   82,250,808
===============================================================================

* Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

**    Non-income producing security.

*** All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $1,775,783.

(a)   Represents collateral for securities loaned.

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Institutional Money Market Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             CORPORATE BONDS -- 35.7%
$ 1,400,000  ABN AMRO Bank,
                7.000%, 4/1/08                                   $    1,400,000
    470,000  Bank of America Corp,
                6.250%, 4/1/08                                          470,000
    200,000  Chubb Corp, 3.950%, 4/1/08                                 200,000
    200,000  Credit Suisse FB USA Inc,
                6.500%, 4/1/08                                          200,000
  7,655,000  Morgan Stanley Dean
                Witter, 3.625%, 4/1/08                                7,655,001
  6,270,000  National City Corp,
                3.200%, 4/1/08                                        6,270,000
    225,000  Wachovia Corp, 6.400%, 4/1/08                              225,000
    878,000  Wells Fargo Company,
                3.500%, 4/4/08                                          877,914
    600,000  Bank of America, 6.375%, 4/15/08                           600,252
  2,000,000  Key Bank NA, 6.500%, 4/15/08                             2,002,187
    787,000  UBS Paine Webber Group
                Inc, 6.550%, 4/15/08                                    787,403
    525,000  Wachovia Corp, 6.300%, 4/15/08                             525,209
  2,377,000  Wells Fargo Company,
                6.250%, 4/15/08                                       2,379,759
  4,000,000  National City Bank FRN,
                3.996%, 4/18/08                                       3,999,551
  1,165,000  Merrill Lynch & Company,
                3.700%, 4/21/08                                       1,163,899
    400,000  Merrill Lynch & Company,
                7.000%, 4/27/08                                         400,449
  1,367,000  AIG Corp, 4.500%, 5/1/08                                 1,366,927
    500,000  Credit Suisse FB NY 144a,
                6.500%, 5/1/08                                          501,090
  2,405,000  General Electric Capital
                Corp, 3.500%, 5/1/08                                  2,403,913
    200,000  JPMorgan Chase &
                Company, 3.625%, 5/1/08                                 199,895
    360,000  PNC Funding Corp,
                6.500%, 5/1/08                                          360,463
  2,140,000  Southern Company,
                3.125%, 5/1/08                                        2,136,323
  2,000,000  TD Banknorth Group Inc,
                3.750%, 5/1/08                                        1,998,942
  1,605,000  Bank of America FRN,
                3.525%, 5/5/08                                        1,605,246
    700,000  Regions Financial Corp
                FRN, 3.208%, 5/8/08                                     697,515
    250,000  Goldman Sachs Group Inc
                FRN, 3.186%, 5/10/08                                    249,776
    500,000  AIG Corp, 2.875%, 5/15/08                                  499,156
  1,000,000  Fleetboston Financial Corp
                (Bank of America),
                6.375%, 5/15/08                                       1,001,275
  1,135,000  National City Bank,
                3.300%, 5/15/08                                       1,132,575
    750,000  SouthTrust Bank NA,
                3.125%, 5/15/08                                         749,243
  3,781,000  American Express,
                3.000%, 5/16/08                                       3,775,646
  1,775,000  Credit Suisse FB USA
                Inc, 6.500%, 6/1/08                                   1,781,298
    430,000  Florida Power & Light,
                6.000%, 6/1/08                                          431,803
  1,070,000  Suntrust Banks Inc,
                6.250%, 6/1/08                                        1,071,899
  1,005,000  Int'l Lease Finance Corp,
                4.625%, 6/2/08                                        1,004,698
    800,000  Suntrust Bank FRN,
                2.901%, 6/12/08                                         798,776
  2,607,000  American General Finance,
                2.750%, 6/15/08                                       2,595,667
  4,000,000  Morgan Stanley Dean Witter,
                10.000%, 6/15/08                                      4,037,961
  6,025,000  HSBC Finance Corp,
                6.400%, 6/17/08                                       6,049,168
    200,000  Wachovia Bank NA FRN,
                2.639%, 6/25/08                                         197,511
    750,000  American General Finance
                FRN, 2.785%, 6/27/08                                    745,884
    500,000  Wachovia Bank FRN,
                2.645%, 6/27/08                                         499,723
  1,650,000  Bank One Corp, 2.625%, 6/30/08                           1,644,653
  1,000,000  Fortis Bank NY FRN,
                2.646%, 6/30/08                                         998,718
    938,000  Merrill Lynch & Company,
                3.125%, 7/15/08                                         931,956
    304,000  Canadian Imperial Bank
                of Commerce NY,
                4.375%, 7/28/08                                         303,332
    620,000  AIG SunAmerica Global
                Finance 144a, 5.850%, 8/1/08                            623,255
  3,665,000  Wachovia Corp, 6.250%, 8/4/08                            3,678,841
  5,860,000  Regions Financial Corp,
                4.500%, 8/8/08                                        5,857,791
    100,000  Fifth Third Bank, 3.375%, 8/15/08                           99,374
    300,000  Int'l Lease Finance Corp,
                4.810%, 8/15/08                                         299,607
  1,575,000  JPMorgan Chase & Company,
                6.750%, 8/15/08                                       1,583,101
    111,000  Procter & Gamble Company,
                4.300%, 8/15/08                                         110,798
    500,000  Wachovia Corp, 3.500%, 8/15/08                             499,368
    350,000  Wells Fargo Company,
                3.120%, 8/15/08                                         347,627
  1,370,000  Chubb Corp, 5.472%, 8/16/08                              1,380,231
    500,000  Caterpillar Financial Services
                Corp, 4.500%, 9/1/08                                    499,076
    450,000  Bank of America Corp,
                4.625%, 9/15/08                                         452,585

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
             CORPORATE BONDS -- 35.7% (CONTINUED)
$   250,000  Comerica Bank, 6.000%, 10/1/08                      $      252,602
    250,000  Wal-Mart Stores, 3.375%, 10/1/08                           249,730
    161,000  JPMorgan Chase &
                Company, 5.750%, 10/15/08                               161,544
    135,000  Merrill Lynch & Company,
                6.250%, 10/15/08                                        135,865
  2,195,000  Suntrust Banks, 4.000%, 10/15/08                         2,193,007
    430,000  ASIF Global Financing XXIII
                144a, 3.900%, 10/22/08                                  426,740
    300,000  Merrill Lynch & Company,
                4.831%, 10/27/08                                        300,050
    730,000  Associates Corp NA,
                6.250%, 11/1/08                                         741,494
  2,300,000  JPMorgan Chase & Company,
                6.125%, 11/1/08                                       2,321,039
  4,700,000  National Rural Utilities,
                5.750%, 11/1/08                                       4,724,575
    690,000  Toronto Dominion Bank,
                6.125%, 11/1/08                                         695,062
  3,200,000  Associates Corp,
                6.875%, 11/15/08                                      3,236,835
  4,250,000  Citicorp, 6.375%, 11/15/08                               4,288,605
  4,125,000  HSBC Finance Corp,
                6.500%, 11/15/08                                      4,196,063
  1,000,000  SouthTrust Bank NA,
                7.000%, 11/15/08                                      1,019,646
    500,000  HSBC Finance Corp,
                6.470%, 11/17/08                                        504,381
    200,000  National Rural Utilities,
                5.750%, 12/1/08                                         202,853
  1,000,000  HSBC Finance Corp,
                4.950%, 12/15/08                                      1,002,144
    100,000  Procter & Gamble Company,
                3.500%, 12/15/08                                        100,295
  2,490,000  Wachovia Corp, 5.625%, 12/15/08                          2,519,665
  5,060,000  Morgan Stanley, 3.875%, 1/15/09                          5,059,123
  1,000,000  Centura Bank, 6.500%, 3/15/09                            1,019,160
  1,200,000  Citigroup Inc, 6.200%, 3/15/09                           1,229,906
    874,000  Int'l Lease Finance Corp,
                6.375%, 3/15/09                                         892,185
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS                               $  123,831,879
-------------------------------------------------------------------------------

             VARIABLE RATE DEMAND NOTES -- 52.6%
  2,915,000  Ogden City UT Redev Agy
                Rev (LOC: Bank of New York),
                2.660%, 4/1/08                                        2,915,000
  3,175,000  Yuengling Beer Company Inc
                (LOC: PNC Bank), 3.450%, 4/1/08                       3,175,000
    300,000  Central Concrete Supermix (LOC:
                Suntrust Bank), 2.800%, 4/2/08                          300,000
  1,040,000  Lee Co GA Dev Auth Rev (B & B
                Dealership) (LOC: Suntrust
                Bank), 2.850%, 4/2/08                                 1,040,000
  4,600,000  Mason City Clinic (LOC: Wells
                Fargo Bank), 2.730%, 4/2/08                           4,600,000
  1,975,000  New Belgium Brewery Company
                (LOC: Wells Fargo Bank),
                2.870%, 4/2/08                                        1,975,000
  1,990,000  Odendton Baptist Church (LOC:
                PNC Bank NA), 2.980%, 4/2/08                          1,990,000
     45,000  Santa Clara Co CA Hsg Auth
                MFH Rev (Willows) (LOC:
                Union Bank CA), 3.160%, 4/2/08                           45,000
    200,000  Alameda Co CA IDA Rev
                (Bema Electronic) (LOC:
                Comerica Bank), 2.670%, 4/3/08                          200,000
  2,270,000  American Micro Products
                (LOC: Key Bank), 3.500%, 4/3/08                       2,270,000
    105,000  Automated Packaging Sys
                (LOC: National City Bank),
                3.920%, 4/3/08                                          105,000
    750,000  Bonbright Distributors (LOC:
                National City Bank),
                3.850%, 4/3/08                                          750,000
  1,095,000  Brookshire Grocery Company
                (LOC: Amsouth Bank),
                2.930%, 4/3/08                                        1,095,000
  5,954,000  Class B Rev Bnd Ctf Ser
                2004-2 (SPA: AIG), 2.928%, 4/3/08                     5,954,000
  6,000,000  Clinic Investment LP (LOC:
                National City Bank),
                3.700%, 4/3/08                                        6,000,000
    350,000  CO HFA EDR (LOC: JPMorgan),
                2.780%, 4/3/08                                          350,000
    350,000  Connelly / Brueshaber
                Partnership (LOC: US Bank
                NA), 3.500%, 4/3/08                                     350,000
    190,000  Corp Finance Managers (LOC:
                Wells Fargo Bank),
                2.770%, 4/3/08                                          190,000
  6,080,000  Crystal Clinic (LOC: FHLB),
                3.950%, 4/3/08                                        6,080,000
  1,470,000  Custom Window Systems
                (LOC: Amsouth Bank),
                2.980%, 4/3/08                                        1,470,000
  1,300,000  Cuyahoga Co OH IDR
                (Generations) (LOC: Charter
                One Bank), 2.760%, 4/3/08                             1,300,000
  2,235,000  Dick Masheter Ford Inc (LOC:
                National City Bank), 3.700%, 4/3/08                   2,235,000
  2,165,000  Digestive Health Center (LOC:
                FirstMerit Bank NA), 3.950%, 4/3/08                   2,165,000
    370,000  Employers Resource Associates
                Inc (LOC: Fifth Third Bank),
                3.600%, 4/3/08                                          370,000
  1,240,000  Farley Investment Property
                (LOC: US Bank NA), 3.500%, 4/3/08                     1,240,000

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 52.6%
             (CONTINUED)
$ 2,920,000  First Church of Christ Inc Ser
                06B (LOC: FHLB), 3.500%, 4/3/08                  $    2,920,000
    500,000  FL HFC Rev (Waterford Pointe)
                (LOC: FNMA), 3.250%, 4/3/08                             500,000
  3,400,000  FL Hsg Fin Corp Multifamily
                Mtg Rev (Northbridge)
                (LOC: Key Bank NA),
                3.750%, 4/3/08                                        3,400,000
  1,000,000  GDG Investments LLC 144a
                (LOC: Regions Bank),
                3.180%, 4/3/08                                        1,000,000
  1,595,000  Graves Co KY Indl Rev
                (LOC: Regions Bank),
                2.730%, 4/3/08                                        1,595,000
  1,500,000  Guilford Capital LLC Ser 01C
                (LOC: Regions Bank),
                3.180%, 4/3/08                                        1,500,000
    600,000  Guilford Capital LLC Ser 01D
                (LOC: Regions Bank),
                3.180%, 4/3/08                                          600,000
  1,930,000  Heart Center Cascades
                (LOC: Key Bank), 3.500%, 4/3/08                       1,930,000
  6,300,000  Heart Property (LOC: National
                City Bank), 3.700%, 4/3/08                            6,300,000
  4,830,000  I&J LC (LOC: Key Bank),
                3.500%, 4/3/08                                        4,830,000
  5,490,000  ID Hlth Facs (Portneuf
                Medical Center) (LOC: Key
                Bank), 3.500%, 4/3/08                                 5,490,000
  2,185,000  Kenwood Lincoln Mercury
                (LOC: National City Bank),
                3.700%, 4/3/08                                        2,185,000
  3,000,000  LA Loc Govt Envir Facs CDA
                Rev (LOC: LaSalle Bank),
                2.870%, 4/3/08                                        3,000,000
    720,000  LA Loc Govt Envir Facs CDA
                Rev (LOC: Regions Bank),
                2.930%, 4/3/08                                          720,000
 12,700,000  Lakewood Senior Campus
                (LOC: Fifth Third Bank),
                3.850%, 4/3/08                                       12,700,000
  1,720,000  Mack Industries Inc (LOC:
                Key Bank), 3.500%, 4/3/08                             1,720,000
    915,000  Mailender-Abel (LOC: PNC
                Bank), 3.500%, 4/3/08                                   915,000
  1,940,000  Miarko Inc (LOC: PNC Bank),
                3.000%, 4/3/08                                        1,940,000
  3,827,000  Mill St Village LLC (LOC: FHLB),
                3.120%, 4/3/08                                        3,827,000
  1,965,000  MRN New Gar Hotel Ltd
                (LOC: US Bank NA),
                3.510%, 4/3/08                                        1,965,000
  3,640,000  MS Business Fin Corp IDR
                (USA Yeast Co Proj) (LOC: Regions
                Bank), 3.180%, 4/3/08                                 3,640,000
  1,030,000  Muhlenberg Medical Property
                (LOC: Wells Fargo Bank),
                2.770%, 4/3/08                                        1,030,000
  9,800,000  New Britain CT Taxable UTGO
                (SPA: Bank of Nova Scotia),
                4.680%, 4/3/08                                        9,800,000
  2,400,000  New Britain CT Tax-Exempt
                UTGO (SPA: Bank of Nova
                Scotia), 4.680%, 4/3/08                               2,400,000
  9,445,000  Oakland-Alameda Co CA
                Coliseum Auth Lease Rev
                (LOC: Bank of New York),
                3.600%, 4/3/08                                        9,445,000
    300,000  Parker Towing (LOC: Regions
                Bank), 3.180%, 4/3/08                                   300,000
  1,000,000  PCP Investors LLC (LOC: Wells
                Fargo Bank), 2.770%, 4/3/08                           1,000,000
  1,200,000  Platte Co MO IDA Rev
                (Complete Home) (LOC: US
                Bank NA), 2.780%, 4/3/08                              1,200,000
  1,620,000  Rev Bd Ctf (Chimney Hills)
                Ser 2005-6 (SPA: AIG Retirement
                Services), 3.080%, 4/3/08                             1,620,000
  5,100,000  Rev Bd Ctf (Greens of Merrill Creek)
                Ser 2005-3 (SPA: AIG Retirement Services),
                3.080%, 4/3/08                                        5,100,000
  9,000,000  Rev Bd Ctf Ser 2005-CL B 2
                (SPA: AIG Retirement Services),
                3.080%, 4/3/08                                        9,000,000
    895,000  Riverside Co CA IDA IDR
                (Advance Business) (LOC:
                CA State Teachers Retirement),
                2.780%, 4/3/08                                          895,000
  1,700,000  Slick Properties (LOC: FHLB),
                3.950%, 4/3/08                                        1,700,000
  4,700,000  Smith of Georgia LLC (LOC:
                Fifth Third Bank),
                3.850%, 4/3/08                                        4,700,000
  2,480,000  Sojourn Projects (LOC: FHLB),
                3.950%, 4/3/08                                        2,480,000
  1,760,000  Southwestern IL Dev Auth
                IDR (Mattingly Lumber)
                (LOC: US Bank NA),
                2.850%, 4/3/08                                        1,760,000
  4,895,000  Springfield MO Redev Auth
                Rev (Univ Plaza Hotel) )LOC:
                Bank of America),
                2.870%, 4/3/08                                        4,895,000
    210,000  Tanner & Guin LLC (LOC:
                Amsouth Bank), 2.930%, 4/3/08                           210,000

--------------------------------------------------------------------------------
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 52.6%
             (CONTINUED)
$   800,000  Trust No B-2 (LOC: Wachovia
                Bank), 3.920%, 4/3/08                            $      800,000
  1,200,000  Univ of AL Gen Rev Ser B
                (SPA: Wachovia Bank),
                3.680%, 4/3/08                                        1,200,000
  1,000,000  Volusia Co FL IDA IDR
                (Intellitec-B) (LOC: LaSalle
                Bank), 2.700%, 4/3/08                                 1,000,000
    505,000  Volusia Co FL IDA IDR
                (Intellitec-C) (LOC: LaSalle
                Bank), 2.700%, 4/3/08                                   505,000
  1,775,000  Vulcan Inc (LOC: Regions
                Bank), 3.180%, 4/3/08                                 1,775,000
    500,000  Westgate Investment Fund
                (LOC: Wells Fargo Bank),
                2.770%, 4/3/08                                          500,000
  1,305,000  Westwood Baptist Church
                (LOC: US Bank), 3.500%, 4/3/08                        1,305,000
  5,590,000  Willow Creek Company
                (LOC: Fifth Third Bank),
                4.180%, 4/3/08                                        5,590,000
    600,000  Wilmington Iron & Metal
                (LOC: JPMorgan), 3.900%, 4/3/08                         600,000
    750,000  First Church of Nazarene
                Pascagoula MS (LOC:
                SouthTrust Bank), 4.090%, 4/4/08                        750,000
-------------------------------------------------------------------------------
             TOTAL VARIABLE RATE
             DEMAND NOTES                                        $  182,401,000
-------------------------------------------------------------------------------

             TAXABLE MUNICIPAL BONDS -- 4.0%
    490,000  NJ EDA EDR (Lafayette
                Yard Hotel), 4.987%, 4/1/08                             490,000
  1,000,000  MI Mun Bd Auth Rev,
                5.460%, 6/1/08                                          999,982
  1,000,000  Multnomah Co OR LTGO,
                7.100%, 6/1/08                                        1,005,426
  1,400,000  Munster IN UTGO,
                5.250%, 6/30/08                                       1,400,063
  1,000,000  Butler Co OH BANS LTGO,
                5.470%, 8/7/08                                        1,000,000
  3,300,000  New Bedford MA BANS
                LTGO Ser B, 3.250%, 2/13/09                           3,307,250
  5,500,000  Franklin Co OH Spl Oblig
                UTGO (Stadium Fac Proj),
                4.250%, 3/13/09                                       5,507,479
-------------------------------------------------------------------------------
             TOTAL TAXABLE MUNICIPAL BONDS                       $   13,710,200
-------------------------------------------------------------------------------

             CERTIFICATES OF DEPOSITS/
             TIME DEPOSITS -- 3.0%
  8,000,000  Deutsche Bank NY
                FRN, 2.400%, 4/1/08                                   8,000,000
  1,500,000  Allied Irish Banks
                NY, 4.860%, 6/6/08                                    1,503,975
  1,000,000  Credit Suisse New York,
                5.438%, 6/19/08                                       1,004,524
-------------------------------------------------------------------------------
             TOTAL CERTIFICATES OF
             DEPOSITS/TIME DEPOSITS                              $   10,508,499
-------------------------------------------------------------------------------

             COMMERCIAL PAPER -- 0.6%
  2,071,000  Charlotte NC COP (Nascar Hall
                of Fame) (SPA: KBC Bank),
                5.450%, 6/11/08                                  $    2,071,000
-------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

             INVESTMENT FUND -- 2.1%
 7,345,000   Merrill Lynch Institutional Fund                    $    7,345,000
-------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 98.0%
             (Amortized Cost $339,867,578)                       $  339,867,578

             OTHER ASSETS IN
             EXCESS OF LIABILITIES -- 2.0%                            6,792,266
-------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                $  346,659,844
===============================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Money Market Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             CORPORATE BONDS -- 37.3%
$   200,000  ABN AMRO Bank NV,
                7.000%, 4/1/08                                   $      200,000
    190,000  Bank of America Corp,
                6.250%, 4/1/08                                          190,000
    475,000  Chubb Corp, 3.950%, 4/1/08                                 475,000
    150,000  General Electric Capital
                Corp, 8.125%, 4/1/08                                    150,000
  4,245,000  Morgan Stanley Dean
                Witter, 3.625%, 4/1/08                                4,245,000
  4,950,000  National City Corp,
                3.200%, 4/1/08                                        4,950,000
  1,374,000  Wachovia Corp, 6.400%, 4/1/08                            1,374,000
    370,000  Wells Fargo & Company,
                3.500%, 4/4/08                                          369,972
    375,000  Bank of America, 6.375%, 4/15/08                           375,212
  1,000,000  Key Bank NA, 6.500%, 4/15/08                             1,001,094
    400,000  UBS Paine Webber Group
                Inc, 6.550%, 4/15/08                                    400,188
  1,165,000  Wachovia Corp, 6.300%, 4/15/08                           1,165,500
  2,050,000  Wells Fargo & Company,
                6.250%, 4/15/08                                       2,052,168
  3,000,000  National City Bank FRN,
                3.996%, 4/18/08                                       2,999,663
    500,000  Merrill Lynch & Company,
                7.000%, 4/27/08                                         500,573
    100,000  Fortis Bank NY FRN,
                2.623%, 4/28/08                                          99,963
    200,000  American Express Credit
                Corp FRN, 3.132%, 4/30/08                               199,501
    500,000  Fortis Bank NY FRN,
                2.649%, 4/30/08                                         498,129
    200,000  AIG Corp, 4.500%, 5/1/08                                   199,838
    500,000  Bankers Trust Corp,
                7.375%, 5/1/08                                          501,670
    920,000  Credit Suisse FB, 6.500%, 5/1/08                           921,550
  1,500,000  General Electric Capital
                Corp, 3.500%, 5/1/08                                  1,499,853
  1,618,000  JPMorgan Chase & Company,
                3.625%, 5/1/08                                        1,616,190
  1,870,000  Southern Company,
                3.125%, 5/1/08                                        1,867,151
    390,000  Citigroup Inc FRN, 3.162%, 5/2/08                          389,693
  1,500,000  Bank of America FRN,
                3.525%, 5/5/08                                        1,500,230
    500,000  AIG Corp, 2.875%, 5/15/08                                  499,156
  1,000,000  Bank of America,
                6.375%, 5/15/08                                       1,001,275
    375,000  Citigroup Inc, 5.960%, 5/15/08                             375,000
    185,000  HSBC Finance Corp,
                8.400%, 5/15/08                                         185,607
  1,510,000  National City Bank,
                3.300%, 5/15/08                                       1,506,956
    225,000  American Express Credit
                Corp, 3.000%, 5/16/08                                   224,824
  1,105,000  Credit Suisse FB USA
                Inc, 6.500%, 6/1/08                                   1,109,042
    560,000  Florida Power & Light,
                6.000%, 6/1/08                                          562,176
    800,000  Suntrust Banks Inc,
                6.250%, 6/1/08                                          801,374
    860,000  AIG Corp, 4.625%, 6/2/08                                   858,976
    550,000  Northern Trust Corp,
                6.250%, 6/2/08                                          550,613
  1,000,000  American General Finance,
                2.750%, 6/15/08                                         995,854
    757,000  Morgan Stanley Dean
                Witter, 10.000%, 6/15/08                                764,134
    100,000  National Rural Utilities,
                5.000%, 6/15/08                                          99,853
  4,962,000  HSBC Finance Corp,
                6.400%, 6/17/08                                       4,978,882
    100,000  Goldman Sachs Group
                Inc FRN, 5.300%, 6/22/08                                 99,365
    200,000  Goldman Sachs Group Inc
                FRN, 4.924%, 6/24/08                                    198,658
    500,000  Wachovia Bank FRN,
                2.645%, 6/27/08                                         499,723
  1,000,000  Fortis Bank FRN,
                2.646%, 6/30/08                                         998,718
    310,000  Merrill Lynch & Company,
                3.125%, 7/15/08                                         307,428
    249,000  US Bank NA, 6.300%, 7/15/08                                250,061
    650,000  AIG SunAmerica Global
                Finance, 5.850%, 8/1/08                                 651,591
    300,000  Bank One Corp, 6.000%, 8/1/08                              301,547
  2,910,000  Wachovia Corp, 6.250%, 8/4/08                            2,921,054
  3,214,000  Regions Financial Corp,
                4.500%, 8/8/08                                        3,208,946
    216,000  Caterpillar Financial Services
                Corp, 3.700%, 8/15/08                                   214,585
    100,000  Caterpillar Financial Services
                Corp, 4.450%, 8/15/08                                    99,846
    600,000  JPMorgan Chase & Company,
                6.750%, 8/15/08                                         602,655
    100,000  US Bank NA, 3.900%, 8/15/08                                 99,428
    250,000  Wachovia Bank NA,
                4.375%, 8/15/08                                         249,995
    700,000  Wachovia Corp, 3.500%, 8/15/08                             699,107
    200,000  Wells Fargo Company,
                3.120%, 8/15/08                                         199,068
  1,000,000  Chubb Corp, 5.472%, 8/16/08                              1,001,147
    100,000  Citicorp, 7.250%, 9/1/08                                   100,952
    135,000  Int'l Lease Finance Corp,
                4.350%, 9/15/08                                         134,387
    850,000  Key Bank NA, 7.375%, 9/15/08                               861,612
    760,000  Key Bank NA, 7.500%, 9/15/08                               767,354

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             CORPORATE BONDS -- 37.3% (CONTINUED)
$   350,000  Bank of Scotland PLC
                144a, 3.750%, 9/30/08                            $      347,389
    200,000  Merrill Lynch & Company,
                6.375%, 10/15/08                                        202,034
    300,000  Suntrust Banks Inc,
                4.000%, 10/15/08                                        299,133
    100,000  Merrill Lynch & Company,
                4.831%, 10/27/08                                         99,850
    200,000  Wachovia Corp, 6.000%, 10/30/08                            201,087
  2,827,000  Associates Corp (Citigroup),
                6.250%, 11/1/08                                       2,847,168
  1,700,000  JPMorgan Chase & Company,
                6.125%, 11/1/08                                       1,715,551
  3,650,000  National Rural Utilities,
                5.750%, 11/1/08                                       3,669,085
  2,300,000  Citicorp, 6.375%, 11/15/08                               2,319,363
    750,000  HSBC Finance Corp,
                6.500%, 11/15/08                                        756,044
  1,000,000  SouthTrust Bank NA,
                7.000%, 11/15/08                                      1,019,646
    300,000  Bayerische Landesbank
                NY, 5.875%, 12/1/08                                     302,996
  1,500,000  Wachovia Corp, 5.625%, 12/15/08                          1,519,719
    110,000  JPMorgan Chase & Company,
                6.250%, 1/15/09                                         111,655
    100,000  JPMorgan Chase & Company,
                6.500%, 1/15/09                                         102,208
  5,100,000  Morgan Stanley, 3.875%, 1/15/09                          5,094,597
  1,070,000  HSBC Finance Corp,
                5.875%, 2/1/09                                        1,082,435
  1,040,000  Republic New York Corp,
                9.700%, 2/1/09                                        1,082,337
    490,000  Wachovia Corp, 6.375%, 2/1/09                              499,232
    325,000  Citigroup Inc, 3.625%, 2/9/09                              322,885
    110,000  Banque Paribas NY,
                6.875%, 3/1/09                                          113,286
  1,000,000  Centura Bank, 6.500%, 3/15/09                            1,019,160
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS                               $   83,449,947
-------------------------------------------------------------------------------

             VARIABLE RATE DEMAND NOTES -- 51.7%
    145,000  Edmond OK EDA Student
                Hsg Rev (LOC: Allied Irish
                Bank), 3.750%, 4/1/08                                   145,000
  5,000,000  Legacy Park LLC (LOC: Fifth
                Third Bank), 3.930%, 4/1/08                           5,000,000
    105,000  Monroe Co NY IDR (Rochester
                Inst) (LOC: Wachovia Bank),
                3.750%, 4/1/08                                          105,000
  1,000,000  AK Indl Dev & Expt Auth (LOC:
                Wells Fargo Bank NA),
                2.800%, 4/2/08                                        1,000,000
    185,000  Alachua Co FL HFA MFH Rev (Brookside Apts)
                (LOC: FNMA), 3.030%, 4/2/08                             185,000
    700,000  Berks Co PA IDA Rev (LOC:
                Wachovia Bank), 3.170%, 4/2/08                          700,000
    240,000  FL HFC Rev (Valencia) (LOC:
                FNMA), 3.030%, 4/2/08                                   240,000
    440,000  Goson Project (LOC: FHLB),
                3.950%, 4/2/08                                          440,000
    885,000  Greenville SC Mem Aud
                Dist Pub Fac Corp (Bi-Lo Ctr)
                (LOC: Bank of America),
                3.030%, 4/2/08                                          885,000
  1,000,000  Mason City Clinic (LOC: Wells
                Fargo Bank), 2.730%, 4/2/08                           1,000,000
  2,895,000  20/20 Custom Molded
                Plastics (LOC: National City
                Bank), 3.800%, 4/3/08                                 2,895,000
    900,000  Albuquerque NM Indl Rev
                (K-Tech Corp) (Wells Fargo
                Bank), 2.770%, 4/3/08                                   900,000
    465,000  American Watchmakers
                Institute (LOC: Fifth Third
                Bank), 3.120%, 4/3/08                                   465,000
    180,000  Berks Cardiologists (LOC:
                Wachovia Bank), 3.870%, 4/3/08                          180,000
    585,000  Brundidge AL Combined Utilities
                Rev (LOC: SouthTrust Bank),
                3.180%, 4/3/08                                          585,000
    132,000  BTC Properties LLC (LOC:
                Regions Bank), 2.930%, 4/3/08                           132,000
    730,000  CA Infra & Econ Dev Bk IDR
                (Studio Moulding) (LOC:
                Comerica Bank), 2.780%, 4/3/08                          730,000
    329,400  Campus Research Corp (LOC:
                Wells Fargo Bank), 2.920%, 4/3/08                       329,400
    465,000  Carmel IN IDR (Telamon
                Corp) (LOC: LaSalle Bank),
                2.850%, 4/3/08                                          465,000
    430,000  Carmel IN IDR (Telamon
                Corp) Ser 1996 B (LOC:
                LaSalle Bank), 2.850%, 4/3/08                           430,000
    905,000  Century Motors Acura
                (Elizabeth Connelley Trust)
                (LOC: US Bank NA),
                3.600%, 4/3/08                                          905,000
  4,400,000  Class B Revenue Bond Ctf
                Ser 2004-2 (BPA: AIG
                Retirement Services),
                2.928%, 4/3/08                                        4,400,000
  6,085,000  Clinic Investment LP (LOC:
                National City Bank),
                3.700%, 4/3/08                                        6,085,000
    265,000  CO HFA Mfg Rev (Ready
                Foods PJ-B-1) (LOC: US
                Bank NA), 2.727%, 4/3/08                                265,000

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 51.7%
             (CONTINUED)
$   800,000  CO HFA Mfg Rev (Ready
                Foods PJ-B-2) (LOC: US
                Bank NA), 2.727%, 4/3/08                         $      800,000
    150,000  Connelly / Brueshaber
                Partnership (LOC: US Bank
                NA), 3.500%, 4/3/08                                     150,000
    634,000  CWB Investment LLC (LOC:
                Fifth Third Bank), 3.070%, 4/3/08                       634,000
    110,000  Diamond Dev Group Inc
                (LOC: Fifth Third Bank),
                3.900%, 4/3/08                                          110,000
     55,000  Eden Prairie MN IDR (SWB
                LLC) (LOC: US Bank NA),
                3.600%, 4/3/08                                           55,000
    260,000  Employers Resource Associates
                Inc (LOC: Fifth Third Bank),
                3.600%, 4/3/08                                          260,000
  1,850,000  FBC Chemical Project (LOC:
                National City Bank),
                3.850%, 4/3/08                                        1,850,000
    515,000  Ferriot Inc (LOC: FHLB),
                3.950%, 4/3/08                                          515,000
    608,000  Fitch Denney Funeral Home
                (LOC: FHLB), 3.070%, 4/3/08                             608,000
    440,000  FL HFC MFH (Avalon Reserve)
                (LOC: FNMA), 3.250%, 4/3/08                             440,000
  5,280,000  FL Hsg Fin Corp Multifamily
                Mtg Rev (Northbridge) (LOC:
                Key Bank NA), 3.750%, 4/3/08                          5,280,000
    100,000  Guilford Capital LLC Ser 01B
                (LOC: Regions Bank),
                3.180%, 4/3/08                                          100,000
  1,200,000  Holland-Sheltair Aviation
                Fund (LOC: Mellon Bank),
                3.290%, 4/3/08                                        1,200,000
    215,000  IL Fin Auth Rev (Chicago
                Christian-B) (LOC: Fifth Third
                Bank), 2.830%, 4/3/08                                   215,000
    395,000  IL Fin Auth Rev (Sauk Valley
                Cmnty) (LOC: Fifth Third
                Bank), 2.950%, 4/3/08                                   395,000
    925,000  KY Econ Dev Fin Auth Hlthcare
                Rev (LOC: National City Bank),
                2.870%, 4/3/08                                          925,000
    350,000  La Crosse WI IDR (GGP Inc)
                (LOC: Wells Fargo Bank NA),
                2.870%, 4/3/08                                          350,000
    500,000  Lake Oswego OR Redev
                Agy Tax Incrmnt Rev (LOC:
                Wells Fargo Bank), 2.770%, 4/3/08                       500,000
  3,360,000  Med Realty Group (LOC:
                SouthTrust Bank), 4.080%, 4/3/08                      3,360,000
    890,000  Memphis TN Health Edl &
                Hsg (Alco Pptys Apt) (LOC:
                Regions Bank), 2.780%, 4/3/08                           890,000
    505,000  Memphis TN Health Edl & Hsg
                (Alco Pptys) Ser B (LOC:
                Regions Bank), 2.980%, 4/3/08                           505,000
    480,000  Memphis TN Health Edl & Hsg
                (Breezy Point Apt) (LOC:
                Amsouth Bank), 2.980%, 4/3/08                           480,000
    950,000  MI St Hsg Dev Auth Multi-Family
                Rev (Canterbury Apts) (LOC:
                FHLB), 2.800%, 4/3/08                                   950,000
    330,000  Miami River Stone Company
                (LOC: US Bank NA), 3.500%, 4/3/08                       330,000
  1,979,000  Mill St Village LLC (LOC: FHLB),
                3.120%, 4/3/08                                        1,979,000
    785,000  Montgomery Co NY IDA Rev (CNB Fin Corp)
                (LOC: FHLB), 3.180%, 4/3/08                             785,000
  2,065,000  Moody's Professional Building
                (LOC: Regions Bank),
                2.980%, 4/3/08                                        2,065,000
  7,395,000  Mountain Agency Inc
                (LOC: US Bank NA),
                3.070%, 4/3/08                                        7,395,000
  1,550,000  Mountain St University Inc
                WV Rev (LOC: Fifth Third
                Bank), 3.070%, 4/3/08                                 1,550,000
    800,000  MS Business Fin Corp IDR
                (Yeast Co Proj) (LOC: Regions
                Bank), 3.180%, 4/3/08                                   800,000
    475,000  MU LLC Taxable Notes (LOC:
                Fifth Third Bank),
                3.120%, 4/3/08                                          475,000
    240,000  Muscle Shoals AL IDR
                (Robbins LLC) (LOC: Amsouth
                Bank), 2.930%, 4/3/08                                   240,000
  6,400,000  New Britain CT Taxable UTGO
                (SPA: Bank of Nova Soctia),
                4.680%, 4/3/08                                        6,400,000
  2,000,000  New Britain CT Tax-Exempt
                UTGO (SPA: Bank of Nova
                Scotia), 4.680%, 4/3/08                               2,000,000
    345,000  New York NY IDA Civic Fac Rev
                (LOC: HSBC), 2.750%, 4/3/08                             345,000
    300,000  New York NY IDA Civic Fac Rev
                (LOC: HSBC), 3.430%, 4/3/08                             300,000
    965,000  Oklahoma Co OK Fin Auth IDR
                (Factory Direct) (LOC: Bank
                One), 3.500%, 4/3/08                                    965,000
  2,000,000  Parker Towing (LOC: Regions
                Bank), 3.180%, 4/3/08                                 2,000,000
    230,000  Piglia Project (LOC: National
                City Bank), 3.850%, 4/3/08                              230,000

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 51.7%
             (CONTINUED)
$ 1,660,000  Progress Industrial Properties
                (LOC: FHLB), 3.950%, 4/3/08                      $    1,660,000
    795,000  Red Diamond Inc (LOC:
                Regions Bank), 2.930%, 4/3/08                           795,000
  3,871,000  Revenue Bond Ctf Ser 2004-15
                (Centennial East II Apts)
                (SPA: AIG Retirement Services),
                2.928%, 4/3/08                                        3,871,000
  1,485,000  Revenue Bond Ctf Ser 2004-19
                (The Landings) (SPA: AIG
                Retirement Services),
                3.080%, 4/3/08                                        1,485,000
  2,860,529  Revenue Bond Ctf Ser 2005
                (SPA: AIG Retirement Services),
                3.080%, 4/3/08                                        2,860,529
  2,910,000  Revenue Bond Ctf Ser 2006-3
                (Meridian Apts PJ) (SPA: AIG
                Retirement Services),
                3.080%, 4/3/08                                        2,910,000
    968,000  Revenue Bond Ctf Ser
                2006-7 (Sterling Park Apts)
                (SPA: AIG Retirement Services),
                3.576%, 4/3/08                                          968,000
    616,000  Revenue Bond Ctf Ser 2007-2
                (North Oak) (SPA: AIG Retirement
                Services), 3.080%, 4/3/08                               616,000
    580,000  Riverside Co CA IDA IDR
                (Advance Business) (LOC: CA
                State Teachers Retirement
                System), 2.780%, 4/3/08                                 580,000
  1,300,000  Schmitz Ready Mix Inc (LOC:
                US Bank NA), 3.600%, 4/3/08                           1,300,000
  4,760,000  Shehata Said & Shehata (LOC:
                Wells Fargo Bank), 3.070%, 4/3/08                     4,760,000
    330,000  Shenandoah Valley Ltd (LOC:
                National City Bank), 3.850%, 4/3/08                     330,000
  1,514,000  SO Realty LLC (LOC: National
                City Bank), 3.850%, 4/3/08                            1,514,000
     60,000  Suffolk Co NY IDR Civic Fac
                (LOC: JPMorgan), 2.800%, 4/3/08                          60,000
    400,000  Surry Co NC Indl Facs & PCR
                Fin Auth Rev (Ottenweller)
                (LOC: JPMorgan), 2.830%, 4/3/08                         400,000
    100,000  Terre Haute IN Intl Arprt Auth
                Rev (Tri Aerospace) (LOC:
                Northern Trust), 3.180%, 4/3/08                         100,000
    890,000  TKBMN LLC (LOC: FHLB),
                3.070%, 4/3/08                                          890,000
    205,000  Univ of AL Gen Rev Ser B (SPA:
                Wachovia Bank), 3.680%, 4/3/08                          205,000
    530,000  VT HFA Student Hsg (West Block)
                (LOC: Bank of Nova Scotia),
                3.250%, 4/3/08                                          530,000
    910,000  WA St Econ Dev Fin Auth EDR
                (LOC: Bank of America),
                2.770%, 4/3/08                                          910,000
    546,000  WAI Enterprises LLC (LOC: FHLB),
                3.500%, 4/3/08                                          546,000
    600,000  Washington MO IDA Indl Rev
                (LOC: US Bank NA),
                2.820%, 4/3/08                                          600,000
  1,220,000  West Covina CA PFA Tax
                Allocation Rev (LOC: Allied
                Irish Bank), 2.760%, 4/3/08                           1,220,000
    635,000  West Point Market Inc (LOC:
                FHLB), 3.950%, 4/3/08                                   635,000
    150,000  Wilmington Iron & Metal
                Company (LOC: JPMorgan),
                3.500%, 4/3/08                                          150,000
    740,000  Windsor Med Ctr (LOC: FHLB),
                3.950%, 4/3/08                                          740,000
    685,000  WWMT Ltd (LOC: FHLB),
                3.950%, 4/3/08                                          685,000
    100,000  Yankee Hill Housing LP (LOC:
                Wells Fargo Bank), 2.770%, 4/3/08                       100,000
  2,490,000  Baldwin Bone & Joint
                Med Ctr LLC (LOC: SouthTrust
                Bank), 4.200%, 4/4/08                                 2,490,000
    970,000  Community Christian Schools
                Inc (LOC: SouthTrust Bank),
                4.040%, 4/4/08                                          970,000
  2,415,000  Diaz-Upton LLC (LOC: State
                Street Bank), 4.040%, 4/4/08                          2,415,000
    625,000  208 Associates LLC (LOC: Key
                Bank), 3.500%, 5/15/08                                  625,000
    970,000  Village Enterprises (LOC: Key
                Bank), 3.500%, 5/15/08                                  970,000
-------------------------------------------------------------------------------
             TOTAL VARIABLE RATE DEMAND NOTES                    $  115,787,929
-------------------------------------------------------------------------------

             TAXABLE MUNICIPAL BONDS -- 6.0%
  1,000,000  MI Mun Bd Auth Rev,
                5.460%, 6/1/08                                          999,982
    900,000  Multnomah Co OR LTGO,
                7.100%, 6/1/08                                          904,883
  1,100,000  Munster IN UTGO,
                5.250%, 6/30/08                                       1,100,050
  1,105,000  Butler Co OH LTGO BANS,
                5.470%, 8/7/08                                        1,105,000
  1,300,000  Lowell MA St Aid LTGO
                BANS, 5.750%, 8/21/08                                 1,301,066
  1,500,000  Lebanon OH BANS LTGO
                (Telecom), 6.750%, 9/17/08                            1,504,973
    380,000  Pataskala OH BANS LTGO,
                6.250%, 12/18/08                                        381,941

--------------------------------------------------------------------------------
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------

             TAXABLE MUNICIPAL BONDS -- 6.0%
             (CONTINUED)
$ 2,700,000  New Bedford MA BANS
                LTGO Ser B, 3.250%, 2/13/09                      $    2,705,931
  3,300,000  Franklin Co OH Spl Oblig
                UTGO (Stadium Fac Proj),
                4.250%, 3/13/09                                       3,304,488
-------------------------------------------------------------------------------
             TOTAL TAXABLE MUNICIPAL BONDS                       $   13,308,314
-------------------------------------------------------------------------------

             CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 2.2%
  5,000,000  Deutsche Bank NY FRN,
                2.400%, 4/1/08                                   $    5,000,000
-------------------------------------------------------------------------------

             COMMERCIAL PAPER -- 2.1%
  1,169,000  BNP Paribas, 2.875%, 4/1/08                              1,169,000
  3,429,000  Charlotte NC COP (Nascar
                Hall of Fame), 3.750%, 10/8/08                        3,429,000
-------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER                              $    4,598,000
-------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 99.3%
             (Amortized Cost $222,144,190)                       $  222,144,190

             OTHER ASSETS IN
             EXCESS OF LIABILITIES -- 0.7%                            1,496,278
-------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                $  223,640,468
===============================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
U.S. Government Money Market Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY
             OBLIGATIONS -- 52.0%
$  150,000   FFCB, 3.53%, 4/29/08                                $      149,881
   100,000   FFCB, 5.93%, 6/4/08                                        100,180
   110,000   FFCB, 5.87%, 9/2/08                                        111,141
   200,000   FHLB, 5.30%, 4/7/08                                        200,020
   100,000   FHLB, 4.25%, 5/16/08                                        99,981
   145,000   FHLB, 4.88%, 6/4/08                                        144,872
   300,000   FHLB, 5.13%, 6/13/08                                       300,358
 1,000,000   FHLB, 3.10%, 7/21/08                                     1,000,035
   225,000   FHLB, 4.00%, 8/13/08                                       226,049
   125,000   FHLB, 3.75%, 8/15/08                                       125,629
   175,000   FHLB, 3.50%, 8/22/08                                       175,634
   290,000   FHLB, 4.25%, 9/12/08                                       292,432
   150,000   FHLB, 3.63%, 11/14/08                                      150,977
    50,000   FHLB, 4.00%, 12/1/08                                        50,000
   160,000   FHLB Discount Note, 4/16/08                                159,857
 1,135,000   FHLMC, 3.50%, 4/1/08                                     1,134,999
    75,000   FHLMC, 3.50%, 4/28/08                                       74,935
   700,000   FHLMC, 3.80%, 10/29/08                                     700,425
   100,000   FHLMC, 3.00%, 11/28/08                                     100,017
   184,000   FNMA, 6.00%, 5/15/08                                       184,301
   250,000   FNMA, 4.00%, 8/8/08                                        251,240
   100,000   FNMA, 3.88%, 8/15/08                                       100,480
 3,000,163   Overseas Private Investment
                Corp, 2.50%, 4/2/08                                   3,000,162
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS                                  $    8,833,605
-------------------------------------------------------------------------------

             VARIABLE RATE DEMAND NOTES -- 14.6%
   290,000   CA Statewide CDA MFH
                Rev (Sunrise Fresno) (LOC:
                FNMA), 3.13%, 4/3/08                                    290,000
   250,000   Chattanooga TN Health Edl
                & Hsg Fac Bd MFH
                (Windridge-B) (LOC: FNMA),
               3.03%, 4/2/08                                            250,000
   700,000   NY State Hsg Fin Agy Rev
                (LOC: FHLMC), 3.80%, 4/3/08                             700,000
   545,000   Sacramento Co CA Hsg
                Auth MFH Rev (Deer Park
                Apts) (LOC: FNMA),
                3.08%, 4/3/08                                           545,000
   700,000   Simi Valley CA Hsg MFH
                Rev (Parker Ranch)(LOC:
                FNMA), 3.08%, 4/3/08                                    700,000
-------------------------------------------------------------------------------
             TOTAL VARIABLE RATE DEMAND NOTES                    $    2,485,000
-------------------------------------------------------------------------------

    FACE
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 33.1%
$4,131,000   BMO Capital Markets 2.15%
                dated 03/31/08 due 04/01/08
                repurchase proceeds $4,131,246.71
                (Collateralized by $4,079,000 US
                Treasury Note 4.75% due 02/28/09;
                fair value $4,213,857.28)                        $    4,131,000
 1,500,000   Morgan Stanley Dean Witter
                Inc 2.12% dated 03/31/08
                due 04/01/08 repurchase
                proceeds $1,500,088.33
                (Collateralized by $1,185,000
                FHLB 5.50% due 02/06/23;
                fair value $1,197,185.09 and
                $330,000 FHLB 4.00% due
                08/19/13; fair value $334,427.50)                     1,500,000
-------------------------------------------------------------------------------

             TOTAL REPURCHASE AGREEMENTS                         $    5,631,000
-------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES AND
             REPURCHASE AGREEMENTS -- 99.7%
             (Amortized Cost $16,949,605)                        $   16,949,605

             OTHER ASSETS IN
             EXCESS OF LIABILITIES -- 0.3%                               53,927
-------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                $   17,003,532
===============================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled next reset dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
BPA - Bond Purchase Agreement
CDA - Communities Development Authority
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
HFC - Housing Finance Corporation/Committee
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFA - Public Finance Authority
SPA - Stand-by Purchase Agreement
UTGO - Unlimited Tax General Obligation

144a- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2008" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                            EXPENSES
                                            NET EXPENSE     BEGINNING        ENDING       PAID DURING
                                               RATIO         ACCOUNT         ACCOUNT     THE SIX MONTHS
                                            ANNUALIZED        VALUE           VALUE           ENDED
                                             MARCH 31,      OCTOBER1,        MARCH 31,      MARCH 31,
                                               2008           2007             2008           2008*
-------------------------------------------------------------------------------------------------------
CORE BOND FUND

  Class A  Actual                              0.90%       $ 1,000.00       $ 1,017.70       $     4.54
  Class A  Hypothetical                        0.90%       $ 1,000.00       $ 1,020.57       $     4.55

  Class C  Actual                              1.65%       $ 1,000.00       $ 1,013.70       $     8.31
  Class C  Hypothetical                        1.65%       $ 1,000.00       $ 1,016.82       $     8.32

HIGH YIELD FUND
  Class A  Actual                              1.05%       $ 1,000.00       $   975.10       $     5.19
  Class A  Hypothetical                        1.05%       $ 1,000.00       $ 1,019.82       $     5.30

  Class B  Actual                              1.80%       $ 1,000.00       $   971.50       $     8.87
  Class B  Hypothetical                        1.80%       $ 1,000.00       $ 1,016.07       $     9.07

  Class C  Actual                              1.80%       $ 1,000.00       $   971.60       $     8.87
  Class C  Hypothetical                        1.80%       $ 1,000.00       $ 1,016.07       $     9.07

  Class Y  Actual                              0.80%       $ 1,000.00       $   976.60       $     3.95
  Class Y  Hypothetical                        0.80%       $ 1,000.00       $ 1,021.07       $     4.04

INSTITUTIONAL MONEY MARKET FUND
           Actual                              0.20%       $ 1,000.00       $ 1,022.30       $     1.01
           Hypothetical                        0.20%       $ 1,000.00       $ 1,024.07       $     1.01

MONEY MARKET FUND
  Class A  Actual                              0.85%       $ 1,000.00       $ 1,019.60       $     4.29
  Class A  Hypothetical                        0.85%       $ 1,000.00       $ 1,020.82       $     4.29

  Class S  Actual                              1.15%       $ 1,000.00       $ 1,018.00       $     5.80
  Class S  Hypothetical                        1.15%       $ 1,000.00       $ 1,019.32       $     5.81

U.S. GOVERNMENT MONEY MARKET FUND
           Actual                              0.95%       $ 1,000.00       $ 1,016.70       $     4.79
           Hypothetical                        0.95%       $ 1,000.00       $ 1,020.32       $     4.80

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on November 15, 2007, the Board of Trustees (the "Board") of the Touchstone Investment Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the applicable Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived some or all of the advisory fees, administrative fees, and/or reimbursed expenses for each Fund and also pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered the Funds' respective performance results during the six-months, twelve-months and twenty-four months ended September 30, 2007 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived some or all of the advisory fees, administrative fees, and/or reimbursed expenses for each Fund in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Institutional Money Market Fund (the "non-money market Funds"). Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund and the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds to be invested in the Institutional Money Market Fund.

The Board considered, among other factors, the specific factors and related conclusions set forth below with respect to each Fund:

Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the administrative fees and reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months ended September 30, 2007 was in the 1st quartile of the Fund's peer group and in the 2nd quartile for the twelve-months and twenty-four months ended September 30, 2007. Based upon their review, the Trustees concluded that the Fund's performance was reasonable and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the administrative fees and reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months and twelve-months ended September 30, 2007 was in the 3rd quartile of the Fund's peer group and in the 4th quartile for the twenty-four months ended September 30, 2007. The Board took into account management's discussion of the Fund's performance, including the impact of certain investment restrictions on the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Institutional Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee and waiving a portion of the administrative fees. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was reasonable in view of the Fund's investment strategy and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the administrative fees and reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 2nd quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

U.S. Government Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee, waiving a portion of the administrative fees, and reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2007 was in the 3rd quartile of the Fund's peer group. The Board took into account management's discussion of the Fund's performance. The Board also took into account the relatively small level of difference in rankings among the funds in the peer group. Based upon their review, the Trustees concluded that the Fund's performance was reasonable and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund's assets increased. The Board noted that the current advisory fee for the Money Market Fund reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable or satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the applicable Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

High Yield Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Institutional Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

U.S. Government Money Market Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-months, twelve-months and twenty-four months ended September 30, 2007 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the applicable Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board reached the following conclusions regarding the applicable Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory or reasonable relative to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE (R)
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203

                                                            TSF-55-TINT-SAR-0803

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)       Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust
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By (Signature and Title)

/s/ Jill T. McGruder
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Jill T. McGruder
President

Date:  May 30, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  May 30, 2008

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: May 30, 2008